UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) The registrant’s Semiannual Report for the six-month period ended June 30, 2023, which was transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CARILLON FAMILY OF FUNDS Carillon Mutual Funds Semiannual Report for the six-month period ended June 30, 2023 (unaudited) Equity Funds Carillon Chartwell Mid Cap Value Fund Carillon Chartwell Small Cap Growth Fund Carillon Chartwell Small Cap Value Fund Fixed Income Funds Carillon Chartwell Income Fund Carillon Chartwell Short Duration High Yield Fund Carillon Chartwell Short Duration Bond Fund 880 Carillon Parkway | St. Petersburg, FL 33716 | 800-421-4184 | rjinvestmentmanagement.com Not FDIC Insured May Lose Value No Bank Guarantee Carillon Fund Distributors, Inc., Member FINRA

Table of Contents

President’s Letter1
Change in Independent Registered Public Accounting Firm 2
Investment Portfolios
Carillon Chartwell Income Fund3
Carillon Chartwell Mid Cap Value Fund 6
Carillon Chartwell Small Cap Value Fund7
Carillon Chartwell Short Duration High Yield Fund9
Carillon Chartwell Small Cap Growth Fund10
Carillon Chartwell Short Duration Bond Fund11

Statements of Assets and Liabilities14
Statements of Operations15
Statements of Changes in Net Assets 16
Financial Highlights18
Notes to Financial Statements19
Understanding Your Ongoing Costs26
Principal Risks27

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President’s Letter

Dear Shareholders:

On behalf of the Carillon Family of Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. The semiannual report of the Carillon Family of Funds for the six-month period ended June 30, 2023, follows.

The second quarter of this year brought some relief from the primary concerns that were weighing on the financial markets in the early months of 2023. The challenges experienced by a few banks did not emerge into an industrywide crisis. Inflation, even if it still is higher than the U.S. Federal Reserve (the “Fed”) might like, has been trending downwards. The stock market has rallied, but the extraordinary gains seen in the first half of the year have been mostly limited to mega-cap technology stocks.

Looking to the rest of 2023, market participants scrutinize inflation and labor market trends, while constantly assessing and reassessing the likelihood and potential severity of a recession. There is some debate about whether all the recent interest rate hikes will result in a recession or a “soft landing” that slows economic growth without turning it negative. Amid these challenges, your fund family has worked assiduously on your behalf to apply our firm-wide commitment to fundamental research and active risk management to the pursuit of consistent performance across asset classes.

Beneath the surface, our investment management teams continuously analyze dispersion between geographies, market capitalizations, and within individual sectors and industries. U.S. equities again outperformed Europe and Asia while companies with smaller market capitalizations have continued to lag larger companies. After trailing value stocks in 2022, growth stocks surged ahead in all size ranges to start 2023. As always, such shifting market dynamics create long-term opportunities for our teams. With macroeconomic trends in flux, the rapidly evolving market landscape elevates the need for investors to focus on long-term goals and plans.

We see opportunity for investors abound in any market environment. Still, when conditions are as mixed as they are today, it takes experience, skill and a disciplined approach to identify the investments that can help investors pursue their long-term goals. In an uncertain economic climate, we also believe active managers who conduct careful fundamental research and risk management can make an important difference for investors.

Diversification is always key so that investors can both mitigate risk and remain poised to capitalize on opportunities wherever they emerge. We believe that Carillon’s diverse array of funds, spanning small-cap, mid-cap, large-cap, and international equities, as well as fixed income, can help investors navigate changing conditions and work toward their long-term plans.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or rjinvestmentmanagement.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We value the trust you have placed in us.

Sincerely,

Susan Walzer

President, Carillon Series Trust

August 23, 2023

The views expressed in the President’s letter reflect the views of the President as of June 30, 2023 and may not reflect the President’s views on the date this report is first published or anytime thereafter. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as indications of trading intent. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at rjinvestmentmanagement.com.

1

Change in Independent Registered Public Accounting Firm

(UNAUDITED)

On February 17, 2023, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of Cohen and Co. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023. The Board made the appointment contingent and effective upon Cohen’s acquisition of BBD LLP (“BBD”), which closed on March 6, 2023, and BBD’s subsequent resignation. On March 13, 2023, BBD resigned as the independent registered public accounting firm of Carillon Chartwell Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Short Duration Bond Fund (the “Funds”), each a series of Carillon Series Trust, and Cohen commenced serving as the independent registered public accounting firm of the Funds. The Audit Committee of the Board approved the replacement of BBD as a result of Cohen’s acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2021, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Funds’ fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Funds’ fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 13, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

2

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL INCOME FUND

COMMON STOCKS—19.3%	Shares	Value
Communications—0.5%
Telecommunications—0.5%
Verizon Communications, Inc.	50,000	$1,859,500

Consumer discretionary—2.2%
Apparel & textile products—0.5%
Columbia Sportswear Company	22,935	1,771,500

Automotive—0.8%
Harley-Davidson, Inc.	79,248	2,790,322

Home construction—0.9%
Masco Corporation	53,000	3,041,140

Consumer staples—1.9%
Beverages—1.0%
Coca-Cola Company (The)	29,000	1,746,380
Keurig Dr Pepper Inc.	55,000	1,719,850
		3,466,230
Food—0.9%
Conagra Brands, Inc.	91,139	3,073,207

Financials—1.2%
Asset management—0.7%
Blackstone, Inc.	24,000	2,231,280

Banking—0.5%
PNC Financial Services Group, Inc. (The)	14,000	1,763,300

Health care—2.4%
Biotech & pharma—1.4%
AbbVie, Inc.	18,500	2,492,505
Bristol-Myers Squibb Company	37,000	2,366,150
		4,858,655
Health care facilities & services—1.0%
Tenet Healthcare Corporation (a)	42,000	3,417,960

Industrials—3.2%
Electrical equipment—0.7%
Littelfuse, Inc.	8,388	2,443,508

Machinery—2.5%
Mueller Water Products, Inc.—Series A	185,000	3,002,550
Regal Rexnord Corporation	17,715	2,726,339
Snap-on, Inc.	10,481	3,020,519
		8,749,408

Materials—5.6%
Metals & mining—5.6%
Agnico Eagle Mines Ltd.	63,000	3,148,740
Alamos Gold, Inc.—Class A	600,000	7,152,000
Centerra Gold, Inc.	236,700	1,418,703
Hecla Mining Company	690,000	3,553,500
OceanaGold Corporation	1,260,000	2,482,468
SSR Mining, Inc.	115,000	1,630,700
		19,386,111

Real estate—1.0%
Real estate services—1.0%
AGNC Investment Corporation	355,000	3,596,150

Technology—1.3%
Semiconductors—0.5%
Micron Technology, Inc.	28,000	1,767,080

Technology hardware—0.8%
Ciena Corporation (a)	66,692	2,833,743
Total common stocks (cost $63,087,624)		67,049,094

EXCHANGE-TRADED FUNDS—1.7%	Shares	Value
iShares Silver Trust (a)	180,000	$3,760,200
SPDR Gold Shares (a)	11,000	1,960,970
Total exchange-traded funds (cost $5,145,431)		5,721,170

PREFERRED STOCKS—1.7%
Financials—0.7%
Specialty finance—0.7%
Annaly Capital Management, Inc., Series F, 6.95% (b)	96,929	2,461,997

Real estate—1.0%
REITs—1.0%
Rithm Capital, Series C, 6.375% (b)	173,000	3,428,860
Total preferred stocks (cost $5,378,329)		5,890,857

CORPORATE BONDS—20.4%	Par Value
Communications—1.8%
Consolidated Communications Holdings, Inc., 6.50% due 10/1/2028 (c)	$1,385,000	1,090,687
WarnerMedia Holdings, Inc., 6.41% due 3/15/2026	2,285,000	2,286,889
WarnerMedia Holdings, Inc., 5.14% due 3/15/2052	3,693,000	3,007,018
		6,384,594

Consumer discretionary—2.3%
Affinity Gaming, 6.88% due 12/15/2027 (c)	1,215,000	1,069,196
Ford Motor Credit Company, LLC, 4.54% due 8/1/2026	2,180,000	2,047,080
General Motors Financial Company, Inc., 5.65% due 1/17/2029	1,224,000	1,203,836
Kohl’s Corporation, 5.55% due 7/17/2045	1,844,000	1,097,180
QVC, Inc., 5.95% due 3/15/2043	1,340,000	652,634
StoneMor, Inc., 8.50% due 5/15/2029 (c)	1,220,000	1,029,375
Sugarhouse HSP Gaming, 5.88% due 5/15/2025 (c)	780,000	752,700
		7,852,001

Consumer staples—0.7%
JBS USA Lux S.A., 5.13% due 2/1/2028 (c)	2,395,000	2,299,842

Energy—3.0%
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63% due 7/15/2026 (c)	1,278,000	1,265,446
Colgate Energy Partners III, LLC, 7.75% due 2/15/2026 (c)	1,200,000	1,205,106
Earthstone Energy Holdings, LLC, 8.00% due 4/15/2027 (c)	1,180,000	1,139,656
Energy Transfer Operating, L.P., 7.13% (H15T5Y + 530.60), due 5/15/2165 (b)(d)	2,908,000	2,465,756
Genesis Energy, L.P., 6.50% due 10/1/2025	1,040,000	1,023,582
New Fortress Energy, Inc., 6.75% due 9/15/2025 (c)	1,200,000	1,125,642
Parkland Fuel Corporation, 5.88% due 7/15/2027 (c)	998,000	962,878
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 9.00% due 10/15/2026 (c)(e)	1,375,000	1,335,469
		10,523,535

Financials—4.7%
Ares Capital Corporation, 4.20% due 6/10/2024	2,505,000	2,444,935
Ares Capital Corporation, 3.25% due 7/15/2025	2,565,000	2,370,637
Citizens Financial Group, Inc., 6.00% (3MO LIBOR + 300.3), due 12/31/2099 (b)(d)	1,360,000	1,186,411
NMI Holdings, Inc., 7.38% due 6/1/2025 (c)	865,000	874,109
Owl Rock Capital Corporation, 3.40% due 7/15/2026	2,275,000	2,015,118
PennyMac Corporation, 5.50% due 3/15/2026	3,750,000	3,328,125
PRA Group, Inc., 5.00% due 10/1/2029 (c)	1,440,000	1,090,008
Provident Funding Associates, L.P./PFG Finance Corporation, 6.38% due 6/15/2025 (c)	1,649,000	1,451,120
Starwood Property Trust, Inc., 3.63% due 7/15/2026 (c)	980,000	843,065

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL INCOME FUND (cont’d)

CORPORATE BONDS—20.4%	Par Value	Value

Financials (cont'd)
StoneX Group, Inc., 8.63% due 6/15/2025 (c)	$ 774,000	$ 781,705
		16,385,233

Industrials—2.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50% due 4/20/2026 (c)	2,295,000	2,273,633
BlueLinx Holdings, Inc., 6.00% due 11/15/2029 (c)	825,000	721,875
Boeing Company (The), 5.15% due 5/1/2030	1,080,000	1,069,578
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00% due 2/1/2026 (c)	1,865,000	1,766,000
Delta Air Lines, Inc., 7.38% due 1/15/2026	168,000	175,137
Enviri Corporation, 5.75% due 7/31/2027 (c)	780,000	678,873
JPW Industries Holding Corporation, 9.00% due 10/1/2024 (c)	1,045,000	944,869
Macquarie Airfinance Holdings Ltd., 8.38% due 5/1/2028 (c)	1,060,000	1,074,776
Railworks Holdings, L.P./Railworks Rally, Inc., 8.25% due 11/15/2028 (c)	1,220,000	1,134,043
		9,838,784

Materials—1.9%
Fortress Transportation & Infrastructure Investors, LLC, 9.75% due 8/1/2027 (c)	1,775,000	1,833,065
GPD Companies, Inc., 10.13% due 4/1/2026 (c)	1,183,000	1,088,349
IAMGOLD Corporation, 5.75% due 10/15/2028 (c)	2,000,000	1,496,310
JW Aluminum Continuous Cast Company, 10.25% due 6/1/2026 (c)	1,195,000	1,186,038
Mativ Holdings, Inc., 6.88% due 10/1/2026 (c)	1,140,000	997,728
		6,601,490

Real estate—0.8%
Greystar Real Estate Partners, LLC, 5.75% due 12/1/2025 (c)	1,355,000	1,323,179
Safehold Operating Partnership, L.P., 2.85% due 1/15/2032	1,675,000	1,283,765
		2,606,944

Technology—2.1%
Dell International, LLC/EMC Corporation, 6.20% due 7/15/2030	1,260,000	1,309,132
Hewlett Packard Enterprise Company, 6.35% due 10/15/2045	2,114,000	2,202,903
Likewize Corporation, 9.75% due 10/15/2025 (c)	950,000	911,367
Oracle Corporation, 3.95% due 3/25/2051	2,030,000	1,534,928
Oracle Corporation, 6.90% due 11/9/2052	1,205,000	1,352,453
		7,310,783

Utilities—0.3%
NSG Holdings, LLC, 7.75% due 12/15/2025 (c)	425,710	422,517
Suburban Propane Partners, L.P., 5.88% due 3/1/2027	785,000	758,448
		1,180,965
Total corporate bonds (cost $76,382,579)		70,984,171

ASSET-BACKED SECURITIES—1.5%
Colony American Finance Ltd., Series 2019-3, 2.71% due 10/15/2052 (c)	1,418,384	1,336,602
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 6.53% (1MO LIBOR + 140), due 12/22/2035 (b)(c)	999,003	991,534
NRZ Excess Spread Collateralized Notes, Series 2021-FHT1, 3.10% due 7/25/2026 (c)	361,046	321,321
NRZ Excess Spread Collateralized Notes, Series 2021-GNT1, 3.47% due 11/25/2026 (c)	2,125,776	1,912,784
NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1, 3.84% due 12/25/2025 (c)	712,449	661,415
Total asset-backed securities (cost $5,616,586)		5,223,656

MORTGAGE-BACKED SECURITIES—21.0%	Par Value	Value
Agency fixed rate—6.8%
Federal Home Loan Mortgage Corporation Pool #ZA-5269, 3.00%, due 2/1/2048	$ 807,895	$ 721,788
Federal Home Loan Mortgage Corporation Pool #ZN-6606, 3.00%, due 6/1/2049	931,634	827,913
Federal Home Loan Mortgage Corporation Pool #SD-0144, 3.00%, due 11/1/2049	433,038	384,946
Federal Home Loan Mortgage Corporation Pool #QA-7416, 3.00%, due 2/1/2050	3,327,485	2,954,332
Federal National Mortgage Association Pool #BN0356, 3.00%, due 12/1/2033	917,978	860,479
Federal National Mortgage Association Pool #BP6565, 2.50%, due 8/1/2040	2,039,815	1,806,578
Federal National Mortgage Association Pool #BP6638, 2.50%, due 8/1/2040	1,997,921	1,769,464
Federal National Mortgage Association Pool #CA4128, 3.00%, due 9/1/2049	1,256,275	1,115,873
Federal National Mortgage Association Pool #FM1526, 3.00%, due 9/1/2049	1,743,809	1,548,263
Federal National Mortgage Association Pool #B03192, 3.00%, due 10/1/2049	1,808,534	1,606,602
Federal National Mortgage Association Pool #BO8653, 3.00%, due 2/1/2050	2,006,512	1,781,432
Federal National Mortgage Association Pool #BT1862, 2.50%, due 7/1/2051	4,844,701	4,120,289
Federal National Mortgage Association Pool #MA4392, 2.50%, due 7/1/2051	3,222,686	2,638,036
Federal National Mortgage Association Pool #FS0195, 2.50%, due 1/1/2052	2,016,996	1,719,524
		23,855,519

Commercial—14.2%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (c)	1,003,055	892,561
Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 8/25/2050 (c)	849,202	716,740
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	1,676,936	1,349,803
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (c)	2,310,908	1,779,219
FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (c)	2,265,000	1,942,593
GS Mortgage Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051 (c)	1,177,287	993,244
GS Mortgage Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (c)	2,979,139	2,293,704
GS Mortgage Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (c)	2,684,276	2,066,683
GS Mortgage Securities Trust, Series 2021-PJ6, 2.50%, due 11/25/2051 (c)	1,245,033	1,055,523
GS Mortgage Securities Trust, Series 2022-MM1, 2.50%, due 7/25/2052 (c)	1,735,613	1,473,928
GS Mortgage Securities Trust, Series 2022-PJ3, 2.50%, due 8/25/2052 (c)	1,433,955	1,288,744
GS Mortgage Securities Trust, Series 2023-PJ3, 5.00%, due 10/25/2053 (c)	2,558,097	2,451,576
JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (c)	183,967	164,767
JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (c)	3,736,853	2,881,756

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL INCOME FUND (cont’d)

MORTGAGE-BACKED SECURITIES—21.0%	Par Value	Value

Commercial (cont'd)
JPMorgan Mortgage Trust, Series 2021-6, 2.50%, due 10/25/2051 (c)	$ 3,818,715	$ 2,944,886
JPMorgan Mortgage Trust, Series 2022-INV3, 3.00%, due 9/25/2052 (c)	2,246,604	1,883,549
JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (c)	519,964	428,279
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 2.50%, due 7/1/2051 (c)	3,681,998	2,835,856
Onslow Bay Financial, LLC, Series 2021-J1, 2.50%, due 5/25/2051 (c)	4,094,018	3,158,309
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (c)	806,642	719,881
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (c)	1,184,409	1,002,178
Rate Mortgage Trust, Series 2021-J1, 2.50%, due 7/25/2051 (c)	4,042,088	3,113,196
RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (c)	1,658,883	1,529,279
Rocket Mortgage Trust, Series 2021-1, 2.50%, due 3/25/2051 (c)	2,053,501	1,583,602
Rocket Mortgage Trust, Series 2021-2, 2.50%, due 6/25/2051 (c)	4,676,364	3,606,281
Rocket Mortgage Trust, Series 2021-4, 2.50%, due 9/25/2051 (c)	2,476,401	1,906,636
Rocket Mortgage Trust, Series 2022-2, 2.50%, due 2/25/2052 (c)	2,929,773	2,498,203
Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (c)	768,120	683,213
		49,244,189
Total mortgage-backed securities (cost $88,838,484)		73,099,708

U.S. GOVERNMENT & AGENCY OBLIGATIONS—26.1%
Federal farm credit bank—1.5%
Federal Farm Credit Bank, 3.30%, due 3/23/2032	2,975,000	2,657,677
Federal Farm Credit Bank, 3.80%, due 4/5/2032	2,850,000	2,618,578
		5,276,255

Federal home loan bank—1.9%
Federal Home Loan Bank, 1.15%, due 2/26/2031 (e)	2,400,000	1,960,790
Federal Home Loan Bank, 1.25%, due 7/7/2031 (e)	5,510,000	4,649,143
		6,609,933

Small business administration—0.8%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	2,979,528	2,760,422

U.S. Treasury bills—3.1%
U.S. Treasury Bills, 4.90%, due 7/18/2023 (f)	5,000,000	4,989,537
U.S. Treasury Bills, 5.36%, due 10/24/2023 (f)	6,000,000	5,901,878
		10,891,415

U.S. Treasury bonds—2.8%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	4,950,000	4,781,197
U.S. Treasury Bonds, 2.88%, due 5/15/2052	4,535,000	3,758,204
U.S. Treasury Bonds, 3.00%, due 8/15/2052	1,550,000	1,317,864
		9,857,265

U.S. Treasury inflation-protected notes—1.9%
U.S. Treasury Inflation-Protected Notes, 0.13%, due 4/15/2027	2,368,743	2,192,291

U.S. GOVERNMENT & AGENCY OBLIGATIONS—26.1%	Par Value	Value

U.S. Treasury inflation-protected notes (cont'd)
U.S. Treasury Inflation-Protected Notes, 0.88%, due 2/15/2047	$ 5,013,475	$ 4,202,212
		6,394,503

U.S. Treasury notes—14.1%
U.S. Treasury Notes, 1.63%, due 9/30/2026	8,240,000	7,548,291
U.S. Treasury Notes, 1.13%, due 8/31/2028	3,875,000	3,338,706
U.S. Treasury Notes, 1.13%, due 2/15/2031	14,355,000	11,804,745
U.S. Treasury Notes, 1.38%, due 11/15/2031	13,380,000	11,032,751
U.S. Treasury Notes, 2.88%, due 5/15/2032	6,465,000	5,994,267
U.S. Treasury Notes, 2.75%, due 8/15/2032	6,020,000	5,518,882
U.S. Treasury Notes, 2.38%, due 3/31/2029	4,050,000	3,697,523
		48,935,165
Total U.S. Government & agency obligations (cost $99,681,083)		90,724,958

MONEY MARKET FUNDS—7.4%	Shares
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (g) (Cost $25,603,169)	25,603,169	25,603,169

Investments at value—99.1% (cost $369,733,285)		344,296,783

Other assets in excess of liabilities—0.9%		3,255,764

Net assets—100.0%		$347,552,547

(a) Non-income producing security.

(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c) 144A—Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $90,636,471 as of June 30, 2023, representing 26.1% of net assets.

(d) Security has a perpetual maturity date.

(e) Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

(f) Rate shown is the annualized yield at the time of purchase.

(g) The rate shown is the 7-day effective yield as of June 30, 2023.

H15T5Y—U.S. Treasury Yield curve rate for U.S. Treasury Note with a constant maturity of 5 year

LIBOR—London Interbank offered Rate

SOFR—Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL INCOME FUND (cont’d)

Security type / sector	Percent of net assets
Common stocks
Materials	5.6%
Industrials	3.2%
Health care	2.4%
Consumer discretionary	2.2%
Consumer staples	1.9%
Technology	1.3%
Financials	1.2%
Real estate	1.0%
Communications	0.5%
Total common stocks	19.3%
Exchanged-traded funds	1.7%
Preferred stocks
Real estate	1.0%
Financials	0.7%
Total preferred stocks	1.7%
Corporate bonds
Financials	4.7%
Energy	3.0%
Industrials	2.8%
Consumer discretionary	2.3%
Technology	2.1%
Materials	1.9%
Communications	1.8%
Real estate	0.8%
Consumer staples	0.7%
Utilities	0.3%
Total corporate bonds	20.4%
Asset-backed securities	1.5%
Mortgage-backed securities	21.0%
U.S. Government & agency obligations	26.1%
Money market funds	7.4%
Investments	99.1%
Other assets in excess of liabilities	0.9%
Net assets	100.0%

CARILLON CHARTWELL MID CAP VALUE FUND
COMMON STOCKS—98.8%	Shares	Value
Communications—2.7%
Internet media & services—2.7%
Expedia Group, Inc. (a)	9,491	$1,038,220

COMMON STOCKS—98.8%	Shares	Value
Consumer discretionary—8.4%
Apparel & textile products—2.3%
Columbia Sportswear Company	11,621	$ 897,606

Automotive—2.3%
Harley-Davidson, Inc.	25,290	890,461

Retail-discretionary—3.8%
AutoZone, Inc. (a)	590	1,471,082

Consumer staples—6.8%
Food—4.3%
Conagra Brands, Inc.	21,817	735,669
Lamb Weston Holdings, Inc.	7,871	904,772
		1,640,441
Retail-consumer staples—2.5%
Dollar Tree, Inc. (a)	6,852	983,262

Energy—4.6%
Oil & gas producers—4.6%
Diamondback Energy, Inc.	4,335	569,446
Pioneer Natural Resources Company	5,755	1,192,321
		1,761,767

Financials—11.0%
Banking—3.1%
M&T Bank Corporation	2,980	368,805
Pinnacle Financial Partners, Inc.	14,644	829,582
		1,198,387
Insurance—5.1%
Allstate Corporation (The)	10,407	1,134,779
Hanover Insurance Group, Inc. (The)	7,152	808,391
		1,943,170
Specialty finance—2.8%
Synchrony Financial	31,914	1,082,523

Health Care—9.1%
Health care facilities & services—6.1%
Quest Diagnostics, Inc.	6,852	963,117
Tenet Healthcare Corporation (a)	17,186	1,398,597
		2,361,714
Medical equipment & devices—3.0%
Avantor, Inc. (a)	55,848	1,147,118

Industrials—23.7%
Aerospace & defense—2.9%
L3Harris Technologies, Inc.	5,697	1,115,302

Electrical equipment—4.0%
Littelfuse, Inc.	5,340	1,555,595

Machinery—13.5%
Gates Industrial Corporation plc (a)	72,968	983,609
Parker-Hannifin Corporation	4,141	1,615,156
Regal Rexnord Corporation	10,303	1,585,632
Snap-on, Inc.	3,492	1,006,359
		5,190,756
Transportation & logistics—3.3%
Saia, Inc. (a)	3,713	1,271,368

Materials—8.8%
Chemicals—3.8%
FMC Corporation	13,892	1,449,491

Construction materials—5.0%
Vulcan Materials Company	8,599	1,938,559

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL MID CAP VALUE FUND (cont’d)

COMMON STOCKS—98.8%	Shares	Value
Real estate—9.5%
REITs—9.5%
Healthcare Realty Trust, Inc.	41,248	$777,937
Healthpeak Properties, Inc.	24,573	493,917
Life Storage, Inc.	8,222	1,093,197
Mid-America Apartment Communities, Inc.	8,496	1,290,203
		3,655,254

Technology—5.8%
Technology hardware—3.1%
Ciena Corporation (a)	28,173	1,197,071

Technology services—2.7%
DXC Technology Company (a)	39,585	1,057,711

Utilities—8.4%
Electric utilities—8.4%
Ameren Corporation	12,888	1,052,563
CMS Energy Corporation	16,834	988,997
Public Service Enterprise Group, Inc.	19,180	1,200,860
		3,242,420
Total common stocks (cost $32,335,415)		38,089,278

MONEY MARKET FUNDS—1.2%	Shares
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (b) (Cost $456,882)	456,882	456,882

Investments at value—100.0% (cost $32,792,297)		38,546,160

Other assets in excess of liabilities—0.0% (c)		8,113

Net assets—100.0%		$38,554,273

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of June 30, 2023.

(c) Percentage rounds to less than 0.1%.

Security type / sector	Percent of net assets
Common stocks
Industrials	23.7%
Financials	11.0%
Real estate	9.5%
Health care	9.1%
Materials	8.8%
Consumer discretionary	8.4%
Utilities	8.4%
Consumer staples	6.8%
Technology	5.8%
Energy	4.6%
Communications	2.7%
Total common stocks	98.8%
Money market funds	1.2%
Investments	100.0%
Other liabilities in excess of assets	0.0%	*
Net assets	100.0%

* Percentage rounds to less than 0.1%.

CARILLON CHARTWELL SMALL CAP VALUE FUND

COMMON STOCKS—96.7%	Shares	Value
Consumer discretionary—17.8%
Apparel & textile products—1.0%
Oxford Industries, Inc.	15,190	$1,495,000

Automotive—1.3%
Visteon Corporation (a)	13,112	1,883,014

Home construction—4.6%
Masonite International Corporation (a)	21,613	2,214,036
Patrick Industries, Inc.	23,174	1,853,920
Tri Pointe Homes, Inc. (a)	81,565	2,680,226
		6,748,182
Leisure facilities & services—7.5%
Cheesecake Factory, Inc. (The)	46,863	1,620,523
Cinemark Holdings, Inc. (a)	86,547	1,428,025
Denny’s Corporation (a)	166,110	2,046,475
Jack in the Box, Inc.	32,324	3,152,560
Six Flags Entertainment Corporation (a)	109,371	2,841,459
		11,089,042
Retail-discretionary—2.7%
Boot Barn Holdings, Inc. (a)	23,251	1,969,127
Rush Enterprises, Inc.—Class A	32,827	1,993,912
		3,963,039
Wholesale-discretionary—0.7%
Leslie’s, Inc. (a)	109,568	1,028,843

Consumer staples—2.9%
Food—2.3%
Hostess Brands, Inc. (a)	81,163	2,055,047
Nomad Foods Ltd. (a)	77,344	1,355,067
		3,410,114
Household products—0.6%
Helen of Troy Ltd. (a)	7,391	798,376

Energy—3.5%
Oil & gas producers—1.5%
PDC Energy, Inc.	30,958	2,202,352

Oil & gas services & equipment—2.0%
ChampionX Corporation	96,909	3,008,056

Financials—18.3%
Banking—12.6%
Columbia Banking System, Inc.	86,269	1,749,535
CVB Financial Corporation	109,843	1,458,715
First Financial Bancorp	83,538	1,707,517
FNB Corporation	144,033	1,647,738
Independent Bank Group, Inc.	31,149	1,075,575
Old National Bancorp	130,160	1,814,430
Pacific Premier Bancorp, Inc.	58,961	1,219,314
Renasant Corporation	56,226	1,469,185
Sandy Spring Bancorp, Inc.	51,419	1,166,183
TowneBank	65,730	1,527,565
United Bankshares, Inc.	57,335	1,701,129
United Community Banks, Inc.	79,133	1,977,534
		18,514,420
Insurance—4.5%
American Equity Investment Life Holding Company	34,489	1,797,222
Kemper Corporation	37,076	1,789,287
Selective Insurance Group, Inc.	31,201	2,993,736
		6,580,245
Specialty finance—1.2%
PRA Group, Inc. (a)	79,054	1,806,384

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SMALL CAP VALUE FUND (cont’d)

COMMON STOCKS—96.7%	Shares	Value
Health care—4.8%
Health care facilities & services—2.3%
AdaptHealth Corporation (a)	88,631	$ 1,078,639
Patterson Companies, Inc.	68,895	2,291,448
		3,370,087
Medical equipment & devices—2.5%
Integer Holdings Corporation (a)	41,984	3,720,202

Industrials—22.8%
Aerospace & defense—3.4%
AAR Corporation (a)	37,957	2,192,396
Moog, Inc.—Class A	25,681	2,784,591
		4,976,987
Commercial support services—2.6%
Korn Ferry	36,735	1,819,852
UniFirst Corporation	12,724	1,972,347
		3,792,199
Electrical equipment—1.5%
nVent Electric plc	42,346	2,188,018

Engineering & construction—3.6%
Dycom Industries, Inc. (a)	20,993	2,385,855
Parsons Corporation (a)	60,945	2,933,892
		5,319,747
Industrial intermediate products—1.7%
EnPro Industries, Inc.	18,399	2,456,818

Machinery—8.5%
Cactus, Inc.—Class A	58,410	2,471,911
Columbus McKinnon Corporation	69,962	2,843,955
Enovis Corporation (a)	39,713	2,546,398
Ichor Holdings Ltd. (a)	51,731	1,939,913
Mueller Water Products, Inc.—Series A	168,532	2,735,274
		12,537,451
Transportation & logistics—1.5%
Hub Group, Inc.—Class A (a)	27,524	2,210,728

Materials—5.9%
Chemicals—2.5%
Element Solutions, Inc.	60,076	1,153,459
Minerals Technologies, Inc.	42,518	2,452,864
		3,606,323
Construction materials—2.3%
Eagle Materials, Inc.	18,471	3,443,364

Containers & packaging—1.1%
TriMas Corporation	61,293	1,684,944

Real estate—7.3%
REITs—7.3%
First Industrial Realty Trust, Inc.	26,897	1,415,858
Four Corners Property Trust, Inc.	66,447	1,687,754
Kite Realty Group Trust	111,783	2,497,232
Pebblebrook Hotel Trust	81,133	1,130,994
Ryman Hospitality Properties, Inc.	21,038	1,954,851
STAG Industrial, Inc.	58,878	2,112,543
		10,799,232

Technology—9.2%
Semiconductors—2.9%
CTS Corporation	61,734	2,631,721
Diodes, Inc. (a)	18,580	1,718,464
		4,350,185

COMMON STOCKS—96.7%	Shares	Value
Software—2.8%
CommVault Systems, Inc. (a)	25,746	$ 1,869,675
Progress Software Corporation	38,502	2,236,966
		4,106,641
Technology hardware—3.5%
Fabrinet (a)	18,733	2,433,042
Plexus Corporation (a)	27,405	2,692,267
		5,125,309

Utilities—4.2%
Electric utilities—4.2%
Black Hills Corporation	18,786	1,132,044
NorthWestern Corporation	46,279	2,626,796
PNM Resources, Inc.	52,296	2,358,550
		6,117,390
Total common stocks (cost $113,183,554)		142,332,692

MONEY MARKET FUNDS—3.3%
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (b) (Cost $4,797,104)	4,797,104	4,797,104

Investments at value—100.0% (cost $117,980,658)		147,129,796

Other assets in excess of liabilities—0.0% (c)		28,548

Net assets—100.0%		$147,158,344

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of June 30, 2023.

(c) Percentage rounds to less than 0.1%.

Security type / sector	Percent of net assets
Common stocks
Industrials	22.8%
Financials	18.3%
Consumer discretionary	17.8%
Technology	9.2%
Real estate	7.3%
Materials	5.9%
Health care	4.8%
Utilities	4.2%
Energy	3.5%
Consumer staples	2.9%
Total common stocks	96.7%
Money market funds	3.3%
Investments	100.0%
Other assets in excess of liabilities	0.0%	*
Net assets	100.0%

* Percentage rounds to less than 0.1%.

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND

CORPORATE BONDS—96.0%	Par Value	Value
Communications—10.4%
AMC Networks, Inc., 5.00% due 4/1/2024	$2,488,000	$2,449,464
Charter Communications, LLC, 4.91% due 7/23/2025	5,220,000	5,118,976
Sirius XM Radio, Inc., 3.13% due 9/1/2026 (a)	6,495,000	5,814,628
Sprint Corporation, 7.13% due 6/15/2024	5,910,000	5,962,853
TEGNA, Inc., 4.75% due 3/15/2026 (a)	5,020,000	4,793,124
		24,139,045

Consumer discretionary—12.7%
Boyd Gaming Corporation, 4.75% due 12/1/2027	5,350,000	5,069,007
Ford Motor Credit Company, LLC, 4.06% due 11/1/2024	6,850,000	6,628,598
Hilton Domestic Operating Company, Inc., 5.38% due 5/1/2025 (a)	5,055,000	4,990,445
International Game Technology plc, 6.50% due 2/15/2025 (a)	2,121,000	2,121,000
International Game Technology plc, 6.25% due 1/15/2027 (a)	2,370,000	2,361,113
Penske Automotive Group, Inc., 3.50% due 9/1/2025	750,000	712,872
Prime Security Services Borrower, LLC, 5.75% due 4/15/2026 (a)	2,030,000	1,992,704
Travel + Leisure Company, 6.60% due 10/1/2025	2,306,000	2,312,941
Travel + Leisure Company, 6.63% due 7/31/2026 (a)	3,350,000	3,324,537
		29,513,217

Consumer staples—3.5%
Albertsons Companies, Inc., 3.25% due 3/15/2026 (a)	6,065,000	5,601,449
Clearwater Paper Corporation, 5.38% due 2/1/2025 (a)	2,500,000	2,437,497
		8,038,946

Energy—9.4%
DCP Midstream Operating, L.P., 5.38% due 7/15/2025	5,415,000	5,360,847
New Fortress Energy, Inc., 6.75% due 9/15/2025 (a)	5,825,000	5,464,054
Sunoco, L.P., 6.00% due 4/15/2027	3,570,000	3,517,322
Sunoco, L.P., 5.88% due 3/15/2028	2,085,000	2,004,989
Western Midstream Operations, L.P., 3.35% due 2/1/2025	5,645,000	5,395,916
		21,743,128

Financials—15.4%
GGAM FIN LTD, 7.75% due 5/15/2026 (a)	3,580,000	3,593,425
Icahn Enterprises, L.P., 4.75% due 9/15/2024	6,080,000	5,809,232
Navient Corporation, 6.13% due 3/25/2024	5,360,000	5,318,078
NMI Holdings, Inc., 7.38% due 6/1/2025 (a)	5,100,000	5,153,708
OneMain Finance Corporation, 6.13% due 3/15/2024	3,785,000	3,772,088
OneMain Finance Corporation, 6.88% due 3/15/2025	1,890,000	1,871,348
SLM Corporation, 4.20% due 10/29/2025	2,300,000	2,136,810
SLM Corporation, 3.13% due 11/2/2026	3,678,000	3,181,470
StoneX Group, Inc., 8.63% due 6/15/2025 (a)	5,000,000	5,049,776
		35,885,935

Health care—7.6%
Centene Corporation, 4.25% due 12/15/2027	5,910,000	5,525,584
HCA, Inc., 5.38% due 2/1/2025	2,650,000	2,626,766
Tenet Healthcare Corporation, 4.88% due 1/1/2026	5,830,000	5,678,358
Teva Pharmaceuticals, 6.00% due 4/15/2024	2,515,000	2,498,622
Teva Pharmaceuticals, 3.15% due 10/1/2026	1,460,000	1,308,227
		17,637,557

Industrials—17.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50% due 4/20/2026 (a)	3,840,000	3,804,248
Arconic Corporation, 6.00% due 5/15/2025 (a)	5,515,000	5,558,861
Crown Americas, LLC, 4.75% due 2/1/2026	5,780,000	5,601,780
GFL Environmental, Inc., 4.25% due 6/1/2025 (a)	6,030,000	5,818,988
Howmet Aerospace, Inc., 5.13% due 10/1/2024	2,496,000	2,467,969
Howmet Aerospace, Inc., 6.88% due 5/1/2025	2,411,000	2,449,337

CORPORATE BONDS—96.0%	Par Value	Value

Industrials (cont'd)
Macquarie Airfinance Holdings Ltd., 8.38% due 5/1/2028 (a)	$ 1,935,000	$ 1,961,974
TransDigm, Inc., 6.25% due 3/15/2026 (a)	5,760,000	5,731,849
WESCO Distribution, Inc., 7.13% due 6/15/2025 (a)	5,265,000	5,320,467
XPO Logistics, Inc., 6.25% due 5/1/2025 (a)	2,507,000	2,475,759
		41,191,232

Materials—3.3%
Ball Corporation, 4.00% due 11/15/2023	1,420,000	1,409,350
Ball Corporation, 5.25% due 7/1/2025	4,095,000	4,059,588
Mercer International, Inc., 5.50% due 1/15/2026	2,410,000	2,255,509
		7,724,447

Real estate—11.4%
Brookfield Property REIT, Inc., 4.50% due 4/1/2027 (a)	4,700,000	3,958,093
GLP Capital, L.P./GLP Financing II, Inc., 5.25% due 6/1/2025	1,410,000	1,379,690
GLP Capital, L.P./GLP Financing II, Inc., 5.38% due 4/15/2026	4,080,000	3,993,970
SBA Communications Corporation, 3.88% due 2/15/2027	5,970,000	5,499,602
Starwood Property Trust, Inc., 4.75% due 3/15/2025	2,140,000	2,022,858
Starwood Property Trust, Inc., 3.63% due 7/15/2026 (a)	4,362,000	3,752,500
VICI Properties, L.P., 4.25% due 12/1/2026 (a)	6,170,000	5,771,920
		26,378,633

Technology—4.6%
Sensata Technologies B.V., 5.00% due 10/1/2025 (a)	5,555,000	5,438,489
Western Digital Corporation, 4.75% due 2/15/2026	5,500,000	5,238,847
		10,677,336

Total corporate bonds (cost $230,388,886)		222,929,476

MONEY MARKET FUNDS—2.7%	Shares
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (b) (Cost $6,290,059)	6,290,059	6,290,059

Investments at value—98.7% (cost $236,678,945)		229,219,535

Other assets in excess of liabilities—1.3%		2,948,406

Net assets—100.0%		$232,167,941

(a) 144A—Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $102,290,608 as of June 30, 2023, representing 44.1% of net assets.

(b) The rate shown is the 7-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND (cont’d)

Security type / sector	Percent of net assets
Corporate bonds
Industrials	17.7%
Financials	15.4%
Consumer discretionary	12.7%
Real estate	11.4%
Communications	10.4%
Energy	9.4%
Health care	7.6%
Technology	4.6%
Consumer staples	3.5%
Materials	3.3%
Total corporate bonds	96.0%
Money market funds	2.7%
Investments	98.7%
Other assets in excess of liabilities	1.3%
Net assets	100.0%

CARILLON CHARTWELL SMALL CAP GROWTH FUND
COMMON STOCKS—97.0%	Shares	Value
Communications—1.5%
Internet media & services—1.5%
Integral Ad Science Holding Corporation (a)	14,016	$252,008

Consumer discretionary—14.0%
Apparel & textile products—1.9%
Capri Holdings Ltd. (a)	5,218	187,274
Oxford Industries, Inc.	1,288	126,765
		314,039
Automotive—1.0%
Modine Manufacturing Company (a)	5,008	165,364

Home construction—2.0%
AZEK Co., Inc. (The) (a)	5,059	153,237
Meritage Homes Corporation	1,337	190,215
		343,452
Leisure facilities & services—9.1%
Bloomin’ Brands, Inc.	5,268	141,656
Boyd Gaming Corporation	9,945	689,885
Century Casinos, Inc. (a)	14,421	102,389
Churchill Downs, Inc.	1,476	205,415
Melco Resorts & Entertainment Ltd.—ADR (a)	18,457	225,360
Wyndham Hotels & Resorts, Inc.	2,359	161,757
		1,526,462

Consumer staples—3.4%
Food—1.4%
TreeHouse Foods, Inc. (a)	4,640	233,763

Household products—2.0%
e.l.f. Beauty, Inc. (a)	2,876	328,526

Energy—6.8%
Oil & gas producers—4.7%
Civitas Resources, Inc.	1,687	117,027

COMMON STOCKS—97.0%	Shares	Value

Energy (cont'd)
Oil & gas producers (cont'd)
Denbury, Inc. (a)	1,777	$ 153,284
Matador Resources Company	1,980	103,593
Northern Oil and Gas, Inc.	3,780	129,730
PDC Energy, Inc.	1,742	123,926
Vitesse Energy, Inc.	6,730	150,752
		778,312
Oil & gas services & equipment—0.8%
ChampionX Corporation	4,420	137,197

Oil field services—0.4%
TETRA Technologies, Inc. (a)	18,798	63,537

Renewable energy—0.9%
Array Technologies, Inc. (a)	6,870	155,262

Financials—4.7%
Banking—1.4%
Pinnacle Financial Partners, Inc.	1,889	107,012
Wintrust Financial Corporation	1,879	136,453
		243,465
Financials—0.4%
HCI Group, Inc.	1,049	64,807

Insurance—1.1%
Selective Insurance Group, Inc.	1,846	177,124

Specialty finance—1.8%
FTAI Aviation Ltd.	6,240	197,558
International Money Express, Inc. (a)	4,054	99,445
		297,003

Health care—24.0%
Biotech & pharma—8.4%
Biohaven Ltd. (a)	3,332	79,701
CymaBay Therapeutics, Inc. (a)	6,586	72,117
Cytokinetics, Inc. (a)	3,091	100,828
Establishment Labs Holdings, Inc. (a)	2,611	179,141
Halozyme Therapeutics, Inc. (a)	1,827	65,900
Immunovant, Inc. (a)	3,059	58,029
Insmed, Inc. (a)	1,787	37,706
Liquidia Corporation (a)	14,366	112,773
Protagonist Therapeutics, Inc. (a)	1,757	48,528
Roivant Sciences Ltd. (a)	13,105	132,098
Supernus Pharmaceuticals, Inc. (a)	4,679	140,651
Viking Therapeutics, Inc. (a)	8,293	134,430
Viridian Therapeutics, Inc. (a)	5,314	126,420
Xenon Pharmaceuticals, Inc. (a)	3,047	117,310
		1,405,632
Health care facilities & services—6.2%
Acadia Healthcare Company, Inc. (a)	1,162	92,541
Catalent, Inc. (a)	1,328	57,582
NeoGenomics, Inc. (a)	8,829	141,882
RadNet, Inc. (a)	5,363	174,941
Tenet Healthcare Corporation (a)	6,923	563,394
		1,030,340
Medical equipment & devices—9.4%
Inspire Medical Systems, Inc. (a)	815	264,582
Lantheus Holdings, Inc. (a)	3,900	327,288
Merit Medical Systems, Inc. (a)	8,682	726,162
Natera, Inc. (a)	5,347	260,185
		1,578,217

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—97.0%	Shares	Value
Industrials—16.3%
Commercial support services—1.5%
Huron Consulting Group, Inc. (a)	2,907	$ 246,834

Engineering & construction—1.9%
Comfort Systems USA, Inc.	531	87,190
Dycom Industries, Inc. (a)	398	45,233
WillScot Mobile Mini Holdings Corporation (a)	3,950	188,771
		321,194
Industrial intermediate products—1.8%
Timken Company (The)	3,329	304,703

Industrial support services—5.5%
Applied Industrial Technologies, Inc.	2,428	351,647
H&E Equipment Services, Inc.	2,035	93,101
Herc Holdings, Inc.	1,755	240,172
SiteOne Landscape Supply, Inc. (a)	1,048	175,393
Vaxcyte, Inc. (a)	1,122	56,033
		916,346
Machinery—5.6%
Crane Company	970	86,446
Lincoln Electric Holdings, Inc.	1,422	282,452
Oshkosh Corporation	2,914	252,323
Terex Corporation	3,258	194,926
Valmont Industries, Inc.	394	114,674
		930,821

Materials—5.3%
Chemicals—1.9%
Avient Corporation	4,913	200,942
Cabot Corporation	1,823	121,940
		322,882
Containers & packaging—0.5%
UFP Technologies, Inc. (a)	478	92,660

Metals & mining—1.7%
Livent Corporation (a)	10,297	282,447

Steel—1.2%
ATI, Inc. (a)	4,456	197,089

Real estate—2.1%
REITs—2.1%
Ryman Hospitality Properties, Inc.	3,715	345,198

Technology—18.9%
Semiconductors—4.2%
Allegro MicroSystems, Inc. (a)	5,430	245,110
MACOM Technology Solutions Holdings, Inc. (a)	3,833	251,176
Rambus, Inc. (a)	2,575	165,238
Synaptics, Inc. (a)	554	47,301
		708,825
Software—9.4%
Calix, Inc. (a)	3,169	158,165
Grid Dynamics Holdings, Inc. (a)	5,568	51,504
Manhattan Associates, Inc. (a)	3,094	618,429
Nutanix, Inc.—Class A (a)	8,263	231,777
Tenable Holdings, Inc. (a)	4,588	199,807
Teradata Corporation (a)	5,669	302,781
		1,562,463
Technology hardware—1.8%
Harmonic, Inc. (a)	3,798	61,414
Super Micro Computer, Inc. (a)	992	247,256
		308,670

COMMON STOCKS—97.0%	Shares	Value
Technology services—3.5%
ExlService Holdings, Inc. (a)	1,350	$ 203,931
Globant S.A. (a)	539	96,869
HealthEquity, Inc. (a)	2,151	135,814
ICF International, Inc.	1,149	142,924
		579,538
Total common stocks (cost $12,707,397)		16,214,180

MONEY MARKET FUNDS—2.6%	Shares
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (b) (Cost $438,414)	438,414	438,414

Investments at value—99.6% (cost $13,145,811)		16,652,594

Other assets in excess of liabilities—0.4%		62,658

Net assets—100.0%		$16,715,252

(a) Non-income producing security.

(b) The rate shown is the 7-day effective yield as of June 30, 2023.

ADR—American Depositary Receipt

Security type / sector	Percent of net assets
Common stocks
Health care	24.0%
Technology	18.9%
Industrials	16.3%
Consumer discretionary	14.0%
Energy	6.8%
Materials	5.3%
Financials	4.7%
Consumer staples	3.4%
Real estate	2.1%
Communications	1.5%
Total common stocks	97.0%
Money market funds	2.6%
Investments	99.6%
Other assets in excess of liabilities	0.4%
Net assets	100.0%

CARILLON CHARTWELL SHORT DURATION BOND FUND
CORPORATE BONDS—51.7%	Par Value	Value
Communications—2.9%
AT&T, Inc., 0.90% due 3/25/2024	$45,000	$43,463
Comcast Corporation, 5.25% due 11/7/2025	40,000	40,216
Walt Disney Company (The), 1.75% due 1/13/2026	25,000	23,136
WarnerMedia Holdings, Inc., 3.43% due 3/15/2024	10,000	9,818
WarnerMedia Holdings, Inc., 6.41% due 3/15/2026	170,000	170,141
WarnerMedia Holdings, Inc., 3.76% due 3/15/2027	110,000	102,605
		389,379

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SHORT DURATION BOND FUND (cont’d)

CORPORATE BONDS—51.7%	Par Value	Value
Consumer discretionary—3.4%
Aptiv plc/Aptiv Corporation, 2.40% due 2/18/2025	$ 15,000	$ 14,235
AutoNation, Inc., 3.50% due 11/15/2024	50,000	48,185
Ford Motor Credit Company, LLC, 4.06% due 11/1/2024	100,000	96,768
General Motors Financial Company, Inc., 1.70% due 8/18/2023	110,000	109,429
General Motors Financial Company, Inc., 5.40% due 4/6/2026	60,000	59,313
Genuine Parts Company, 1.75% due 2/1/2025	25,000	23,415
Marriott International, Series KK, 4.90% due 4/15/2029	85,000	82,700
Toyota Motor Credit Corporation, 0.50% due 8/14/2023	25,000	24,864
		458,909

Consumer staples—0.9%
Clearwater Paper Corporation, 5.38% due 2/1/2025 (a)	65,000	63,375
JBS USA Lux S.A., 5.13% due 2/1/2028 (a)	65,000	62,417
		125,792

Energy—2.9%
DCP Midstream Operating, L.P., 5.38% due 7/15/2025	100,000	99,000
Energy Transfer Partners, L.P., 4.50% due 11/1/2023	50,000	49,796
New Fortress Energy, Inc., 6.75% due 9/15/2025 (a)	135,000	126,635
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 9.00% due 10/15/2026 (a)(c)	50,000	48,562
Western Midstream Operations, L.P., 3.35% due 2/1/2025	75,000	71,691
		395,684

Financials—16.9%
Ares Capital Corporation, 4.25% due 3/1/2025	100,000	95,404
Bank of America Corporation, Series N, 0.98% (SOFR + 91), due 9/25/2025 (b)	100,000	93,952
Bank of America Corporation, 6.10% (3MO LIBOR + 77), due 2/5/2026 (b)	85,000	84,917
Bank of Montreal, 0.95% due 1/22/2027 (b)	25,000	22,310
Bank of New York Mellon Corporation (The), 5.22% due 11/21/2025	100,000	99,471
Canadian Imperial Bank of Commerce, 3.50% due 9/13/2023	75,000	74,679
Citigroup, Inc., 3.35% (3MO LIBOR + 89.66), due 4/24/2025 (b)	115,000	112,420
Goldman Sachs Group, Inc., 3.50% due 11/16/2026	75,000	70,313
Goldman Sachs Group, Inc., 3.69% due 6/5/2028 (b)	140,000	131,536
Icahn Enterprises, L.P., 4.75% due 9/15/2024	100,000	95,546
JPMorgan Chase & Company, 2.60% due 2/24/2026 (b)	75,000	71,118
JPMorgan Chase & Company, 1.04% (SOFR + 69.5), due 2/4/2027 (b)	175,000	155,846
Mitsubishi UFJ Financial Group, Inc., 0.96% due 10/11/2025 (b)	70,000	65,312
Morgan Stanley, 5.55% due 11/10/2023 (b)	185,000	184,882
Morgan Stanley, 2.19% (SOFR + 199), due 4/28/2026 (b)	25,000	23,468
Navient Corporation, 7.25% due 9/25/2023	55,000	55,000
Navient Corporation, 6.13% due 3/25/2024	75,000	74,413
NMI Holdings, Inc., 7.38% due 6/1/2025 (a)	105,000	106,106
OneMain Finance Corporation, 6.13% due 3/15/2024	125,000	124,574
Owl Rock Capital Corporation, 4.00% due 3/30/2025	80,000	75,002
Royal Bank of Canada, 0.50% due 10/26/2023	150,000	147,596
State Street Corporation, 2.20% (SOFR + 73), due 2/7/2028 (b)	160,000	144,318
StoneX Group, Inc., 8.63% due 6/15/2025 (a)	100,000	100,995
Truist Financial Corporation, 4.87% due 1/26/2029 (b)	75,000	72,088
		2,281,266

Health care—5.4%
Amgen, Inc., 5.15% due 3/2/2028	110,000	109,901
CVS Health Corporation, 2.63% due 8/15/2024	50,000	48,356
CVS Health Corporation, 5.00% due 2/20/2026	85,000	84,605
Elevance Health, Inc., 2.38% due 1/15/2025	70,000	66,540
HCA, Inc., 5.20% due 6/1/2028	200,000	198,374
Thermo Fischer Scientific, Inc., 1.22% due 10/18/2024	175,000	165,475

CORPORATE BONDS—51.7%	Par Value	Value
Health care (cont'd)
UnitedHealth Group, Inc., 0.55% due 5/15/2024	$ 50,000	$ 47,930
		721,181

Industrials—6.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50% due 4/20/2026 (a)	65,000	64,395
Arconic Corporation, 6.00% due 5/15/2025 (a)	125,000	125,994
Boeing Company (The), 1.43% due 2/4/2024	100,000	97,341
Canadian Pacific Railway Ltd., 1.35% due 12/2/2024	50,000	46,978
CNH Industrial Capital, LLC, 1.95% due 7/2/2023	50,000	50,000
Crown Americas, LLC, 4.75% due 2/1/2026	25,000	24,229
Hillenbrand, Inc., 5.75% due 6/15/2025	60,000	59,430
John Deere Capital Corporation, 4.80% due 1/9/2026	100,000	99,631
Macquarie Airfinance Holdings Ltd., 8.38% due 5/1/2028 (a)	65,000	65,906
Quanta Services, Inc., 0.95% due 10/1/2024	125,000	117,458
WESCO Distribution, Inc., 7.13% due 6/15/2025 (a)	100,000	101,054
XPO Logistics, Inc., 6.25% due 5/1/2025 (a)	26,000	25,676
		878,092

Materials—1.7%
EIDP, Inc., 1.70% due 7/15/2025	50,000	46,470
FMC Corporation, 5.15% due 5/18/2026	115,000	113,134
Mercer International, Inc., 5.50% due 1/15/2026	65,000	60,833
		220,437

Real estate—2.3%
Brookfield Property REIT, Inc., 4.50% due 4/1/2027 (a)	36,000	30,317
Simon Property Group, L.P., 3.50% due 9/1/2025	50,000	47,903
Simon Property Group, L.P., 1.38% due 1/15/2027	130,000	113,908
Starwood Property Trust, Inc., 4.75% due 3/15/2025	125,000	118,158
		310,286

Technology—5.5%
Arrow Electronics, Inc., 6.13% due 3/1/2026	50,000	49,881
Dell International, LLC/EMC Corporation, 5.25% due 2/1/2028	100,000	99,793
Hewlett Packard Enterprise Company, 1.75% due 4/1/2026	115,000	104,745
Intel Corporation, 3.75% due 8/5/2027	25,000	23,903
Intel Corporation, 4.88% due 2/10/2028	125,000	124,528
International Business Machines Corporation (The), 4.50% due 2/6/2028	160,000	156,852
Oracle Corporation, 5.80% due 11/10/2025	45,000	45,501
salesforce.com, Inc., 0.63% due 7/15/2024	60,000	57,114
VMware, Inc., 1.00% due 8/15/2024	75,000	71,008
		733,325

Utilities—3.3%
American Electric Power, 0.75% due 11/1/2023	155,000	152,415
American Electric Power, 5.78% due 11/1/2023 (b)	30,000	29,979
Dominion Energy, Inc., 6.08% (3MO LIBOR + 53), due 9/15/2023 (b)	78,000	77,997
Duke Energy Corporation, 5.00% due 12/8/2025	150,000	148,934
NSG Holdings, LLC, 7.75% due 12/15/2025 (a)	39,123	38,830
		448,155
Total corporate bonds (cost $7,122,602)		6,962,506

ASSET-BACKED SECURITIES—1.7%
CCG Receivables Trust, Series 2021-2, 0.54% due 3/14/2029 (a)	66,088	63,453
DLLMT, LLC, Series 2021-1, 1.00% due 7/20/2025 (a)	89,086	86,131
GS Mortgage Securities Trust, Series 2022-PJ4, 3.00% due 9/25/2052 (a)	89,699	78,022
Total asset-backed securities (cost $234,204)		227,606

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    06.30.2023

CARILLON CHARTWELL SHORT DURATION BOND FUND (cont’d)

MORTGAGE-BACKED SECURITIES—1.0%	Par Value	Value
Agency fixed rate—1.0%
Federal Home Loan Mortgage Corporation 3.25%, due 5/17/2024	$ 25,000	$ 24,454
Federal Home Loan Mortgage Corporation 4.00%, due 5/17/2027	25,000	24,167
Federal National Mortgage Association 5.60%, due 11/25/2025	85,000	84,552
Total mortgage-backed securities (cost $135,000)		133,173

U.S. GOVERNMENT & AGENCY OBLIGATIONS—41.7%
Federal farm credit bank—2.3%
Federal Farm Credit Bank, 5.48%, due 10/25/2027	125,000	123,825
Federal Farm Credit Bank, 4.47%, due 6/22/2028	25,000	24,550
Federal Farm Credit Bank, 5.87%, due 10/24/2029	35,000	34,739
Federal Farm Credit Bank, 5.65%, due 6/28/2030	130,000	128,036
		311,150

Federal home loan bank—3.3%
Federal Home Loan Bank, 1.00%, due 6/14/2024	55,000	52,676
Federal Home Loan Bank, 0.65%, due 10/25/2024	75,000	70,441
Federal Home Loan Bank, 1.00%, due 11/22/2024	50,000	47,050
Federal Home Loan Bank, 1.25%, due 12/20/2024	30,000	28,257
Federal Home Loan Bank, 1.25%, due 10/26/2026	100,000	89,954
Federal Home Loan Bank, 1.50%, due 11/23/2026	30,000	27,167
Federal Home Loan Bank, 1.90%, due 2/17/2027	25,000	22,600
Federal Home Loan Bank, 2.75%, due 3/25/2027	55,000	51,520
Federal Home Loan Bank, 3.50%, due 4/26/2027	25,000	23,919
Federal Home Loan Bank, 4.50%, due 7/26/2027	25,000	24,398
		437,982

U.S. Treasury inflation-protected notes—0.8%
U.S. Treasury Inflation-Protected Notes, 0.13%, due 4/15/2027	123,518	114,317

U.S. Treasury notes—35.3%
U.S. Treasury Notes, 0.25%, due 9/30/2023	155,000	153,116
U.S. Treasury Notes, 0.75%, due 12/31/2023	275,000	268,877
U.S. Treasury Notes, 0.25%, due 6/15/2024	15,000	14,282
U.S. Treasury Notes, 0.38%, due 9/15/2024	400,000	377,016
U.S. Treasury Notes, 4.25%, due 9/30/2024	600,000	592,125
U.S. Treasury Notes, 0.75%, due 11/15/2024	550,000	517,301
U.S. Treasury Notes, 1.00%, due 12/15/2024	345,000	324,691
U.S. Treasury Notes, 2.13%, due 5/15/2025	175,000	166,195
U.S. Treasury Notes, 3.13%, due 8/15/2025	370,000	357,353
U.S. Treasury Notes, 0.38%, due 11/30/2025	375,000	338,496
U.S. Treasury Notes, 1.50%, due 8/15/2026	30,000	27,421
U.S. Treasury Notes, 1.63%, due 9/30/2026	275,000	251,915
U.S. Treasury Notes, 1.50%, due 1/31/2027	670,000	606,716
U.S. Treasury Notes, 2.38%, due 5/15/2027	115,000	107,085
U.S. Treasury Notes, 4.13%, due 9/30/2027	630,000	626,481
U.S. Treasury Notes, 1.13%, due 8/31/2028	40,000	34,464
		4,763,534
Total U.S. Government & agency obligations (cost $5,732,520)		5,626,983

MONEY MARKET FUNDS—3.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio—Class I, 4.99% (d) (Cost $447,657)	447,657	$447,657

Investments at value—99.4% (cost $13,671,983)		13,397,925

Other assets in excess of liabilities—0.6%		85,140

Net assets—100.0%		$13,483,065

(a) 144A—Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,187,868 as of June 30, 2023, representing 8.8% of net assets.

(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c) Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

(d) The rate shown is the 7-day effective yield as of June 30, 2023.

LIBOR—London Interbank offered Rate

SOFR—Secured Overnight Financing Rate

Summary of Investments

As of June 30, 2023 (Unaudited)

Security type / sector	Percent of net assets
Corporate bonds
Financials	16.9%
Industrials	6.5%
Technology	5.5%
Health care	5.4%
Consumer discretionary	3.4%
Utilities	3.3%
Communications	2.9%
Energy	2.9%
Real estate	2.3%
Materials	1.7%
Consumer staples	0.9%
Total corporate bonds	51.7%
Asset-backed securities	1.7%
Mortgage-backed securities	1.0%
U.S. Government & agency obligations	41.7%
Money market funds	3.3%
Investments	99.4%
Other assets in excess of liabilities	0.6%
Net assets	100.0%

The accompanying notes are an integral part of the financial statements.	13

Statements of Assets and Liabilities

(UNAUDITED)    |    06.30.2023

	Carillon Chartwell Income Fund	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Value Fund	Carillon Chartwell Short Duration High Yield Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Short Duration Bond Fund

Assets
Investments-unaffiliated, at value (a)	$344,296,783	$38,546,160	$147,129,796	$229,219,535	$16,652,594	$13,397,925
Receivable for investments sold	1,944,897	—	—	—	207,718	—
Receivable for fund shares sold	8,310	1,300	95,042	13,644	350	—
Receivable for dividends and interest, net	2,163,641	23,568	126,794	3,033,138	10,679	102,323
Receivable from Adviser	—	4,802	—	—	11,713	22,768
Receivable for foreign tax reclaims	63,660	—	—	—	—	—
Other assets	19,495	16,392	17,061	20,633	13,639	7,889
Total assets	348,496,786	38,592,222	147,368,693	232,286,950	16,896,693	13,530,905

Liabilities
Payable for investments purchased	482,699	—	—	—	149,771	13,951
Payable for fund shares redeemed	281,058	1,957	94,638	3,617	69	—
Payable to Adviser	53,945	—	50,602	31,256	—	—
Accrued administrative fees	43,236	7,302	19,500	29,963	4,854	4,507
Accrued trustees compensation	8,850	8,850	8,850	8,850	8,850	8,850
Other accrued expenses	74,451	19,840	36,759	45,323	17,897	20,532
Total liabilities	944,239	37,949	210,349	119,009	181,441	47,840
Net assets	$347,552,547	$38,554,273	$147,158,344	$232,167,941	$16,715,252	$13,483,065

Net assets consists of
Paid-in capital	$378,915,906	$32,567,237	$117,205,080	$241,173,215	$14,801,477	$13,733,905
Total accumulated earnings (loss)	(31,363,359)	5,987,036	29,953,264	(9,005,274)	1,913,775	(250,840)

Net assets	$347,552,547	$38,554,273	$147,158,344	$232,167,941	$16,715,252	$13,483,065

NAV, offering, and rdemption price per share	$12.60	$17.22	$18.44	$9.25	$12.29	$9.54

Shares of beneficial interest outstanding	27,589,102	2,238,449	7,978,991	25,096,799	1,359,649	1,412,632

(a) Identified cost	$369,733,285	$32,792,297	$117,980,658	$236,678,945	$13,145,811	$13,671,983

14	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    01.01.2023 to 06.30.2023

	Carillon Chartwell Income Fund	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Value Fund	Carillon Chartwell Short Duration High Yield Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Short Duration Bond Fund

Investment Income
Dividend-unaffiliated	$1,507,125	$163,097	$999,543	$171,288	$71,905	$14,381
Less: foreign taxes withheld	(19,360)	—	—	—	—	—
Interest	5,475,290	—	—	5,156,192	—	230,827
Total investment income	6,963,055	163,097	999,543	5,327,480	71,905	245,208

Expenses
Investment advisory fees	723,043	128,566	585,434	334,053	61,994	12,586
Administrative fees	272,165	46,838	121,606	175,101	30,706	27,984
Transfer agent fees	132,525	15,850	66,648	45,397	12,028	11,090
Trustees’ fees and expenses	36,354	36,354	36,355	36,355	36,354	36,354
Legal fees	22,563	22,563	22,563	22,563	22,563	22,563
Postage and Supplies	31,536	11,114	22,206	13,674	10,829	10,477
Pricing service fees	36,589	2,507	4,981	14,302	6,000	17,623
Registration and filing fees	13,646	12,869	12,583	14,147	13,437	13,091
Custodian and bank service fees	23,022	2,592	16,884	12,051	4,483	3,660
Audit and tax service fees	10,125	8,125	8,125	9,625	8,125	9,625
Shareholder reporting expenses	29,150	1,666	16,705	2,727	1,199	176
Insurance fees	7,400	3,604	4,737	5,024	3,512	3,344
Other expenses	8,473	3,370	4,321	3,864	2,600	2,600
Total expenses before adjustments	1,346,591	296,018	923,148	688,883	213,830	171,173

Fees and expenses waived	(190,193)	(118,066)	(154,750)	(142,928)	(127,134)	(146,588)
Total expenses after adjustments	1,156,398	177,952	768,398	545,955	86,696	24,585

Net Investment income (loss)	5,806,657	(14,855)	231,145	4,781,525	(14,791)	220,623

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments-unaffiliated	(2,498,610)	232,381	2,933,892	(1,018,467)	453,189	(1,216)
Net realized gains on foreign currency transactions	390	—	—	—	—	—
Net realized gain (loss)	(2,498,220)	232,381	2,933,892	(1,018,467)	453,189	(1,216)
Net change in unrealized appreciation (depreciation) on investments-unaffiliated and foreign currency translations	10,778,474	1,498,629	2,533,787	2,533,831	1,714,347	4,933
Net realized and unrealized gain on investments	8,280,254	1,731,010	5,467,679	1,515,364	2,167,536	3,717

Net increase in assets resulting from operations	$14,086,911	$1,716,155	$5,698,824	$6,296,889	$2,152,745	$224,340

The accompanying notes are an integral part of the financial statements.	15

Statements of Changes in Net Assets

	Carillon Chartwell Income Fund		Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Value Fund

	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22

Net Assets, beginning of period	$366,987,025	$520,176,684	$40,877,310	$38,466,954	$149,897,553	$182,868,249
Increase (decrease) in net assets from operations
Net investment income (loss)	5,806,657	12,518,446	(14,855)	455,321	231,145	880,474
Net realized gains (losses) from investment transactions	(2,498,610)	6,656,309	232,381	173,250	2,933,892	(299,613)
Net realized gains on foreign currency transactions	390	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	10,778,474	(69,851,516)	1,498,629	(5,411,276)	2,533,787	(18,245,101)
Net increase (decrease) in net assets resulting from operations	14,086,911	(50,676,761)	1,716,155	(4,782,705)	5,698,824	(17,664,240)
Distributions to shareholders from earnings	(4,886,621)	(14,292,087)	—	(455,723)	—	(1,794,548)
Fund share transactions
Proceeds from shares sold	6,848,905	16,739,649	1,013,783	15,004,186	9,185,611	32,673,349
Issued as reinvestment of distributions	4,752,029	13,769,014	—	455,723	—	1,535,603
Cost of shares redeemed	(40,235,702)	(118,729,474)	(5,052,975)	(7,811,125)	(17,623,644)	(47,720,860)
Total increase (decrease) from fund share transactions	(28,634,768)	(88,220,811)	(4,039,192)	7,648,784	(8,438,033)	(13,511,908)
Increase (decrease) in net assets	(19,434,478)	(153,189,659)	(2,323,037)	2,410,356	(2,739,209)	(32,970,696)
Net Assets, end of period	$347,552,547	$366,987,025	$38,554,273	$40,877,310	$147,158,344	$149,897,553

Shares issued and redeemed
Shares sold	540,103	1,277,983	59,929	857,317	506,197	1,776,773
Issued as reinvestment of distributions	374,205	1,075,484	—	27,576	—	88,000
Shares redeemed	(3,174,794)	(9,261,303)	(299,466)	(444,074)	(974,095)	(2,607,990)
Shares issued and redeemed	(2,260,486)	(6,907,836)	(239,537)	440,819	(467,898)	(743,217)

16	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Chartwell Short Duration High Yield Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Short Duration Bond Fund

	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22	1/1/23 to 6/30/23 (Unaudited)	1/1/22 to 12/31/22

Net Assets, beginning of period	$209,672,494	$216,879,499	$16,303,123	$28,329,652	$9,570,129	$5,948,026
Increase (decrease) in net assets from operations
Net investment income (loss)	4,781,525	6,219,198	(14,791)	(113,992)	220,623	99,003
Net realized gains (losses) from investment transactions	(1,018,467)	(942,417)	453,189	(1,783,959)	(1,216)	(15,132)
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments	2,533,831	(12,262,690)	1,714,347	(6,765,763)	4,933	(247,915)
Net increase (decrease) in net assets resulting from operations	6,296,889	(6,985,909)	2,152,745	(8,663,714)	224,340	(164,044)
Distributions to shareholders from earnings	(3,918,484)	(6,245,837)	—	(792,440)	(182,658)	(98,778)
Fund share transactions
Proceeds from shares sold	30,435,621	52,219,936	197,303	2,443,220	3,929,700	8,563,868
Issued as reinvestment of distributions	3,897,229	6,191,390	—	792,440	182,658	98,777
Cost of shares redeemed	(14,215,808)	(52,386,585)	(1,937,919)	(5,806,035)	(241,104)	(4,777,720)
Total increase (decrease) from fund share transactions	20,117,042	6,024,741	(1,740,616)	(2,570,375)	3,871,254	3,884,925
Increase (decrease) in net assets	22,495,447	(7,207,005)	412,129	(12,026,529)	3,912,936	3,622,103
Net Assets, end of period	$232,167,941	$209,672,494	$16,715,252	$16,303,123	$13,483,065	$9,570,129

Shares issued and redeemed
Shares sold	3,302,181	5,671,899	16,996	190,000	411,270	905,741
Issued as reinvestment of distributions	422,983	669,528	—	73,374	19,091	10,351
Shares redeemed	(1,542,347)	(5,666,098)	(167,254)	(485,168)	(25,168)	(506,643)
Shares issued and redeemed	2,182,817	675,329	(150,258)	(221,794)	405,193	409,449

The accompanying notes are an integral part of the financial statements.	17

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

Fiscal period				From investment operations			Dividends & distributions						Ratios to average net assets (%)
			Beginning net asset value	Income (loss)	Realized & unrealized gains (losses)	Total	From investment income	From realized gains	Total	Proceeds from redemption fees collected		Ending net asset value	With expenses waived/ recovered (a)		Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Net assets at end of period (000’s)
Beginning	Ending
Carillon Chartwell Income Fund
01/01/23	06/30/23	`	$12.29	$0.20	$0.28	$0.48	$(0.17)	$—	$(0.17)	—		$12.60	0.64		0.75	3.21	31	3.90	$347,553
01/01/22	12/31/22		14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	—		12.29	0.64		0.69	2.87	40	(10.14)	366,987
01/01/21	12/31/21		13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	0.00	*	14.15	0.64		0.68	2.41	56	7.35	520,177
11/01/20	12/31/20	^	12.72	0.07	0.81	0.88	(0.07)	—	(0.07)	0.00	*	13.53	0.64		0.73	2.93	7	6.93	556,850
11/01/19	10/31/20		13.26	0.40	(0.52)	(0.12)	(0.42)	—	(0.42)	0.00	*	12.72	0.64		0.67	3.08	63	(0.83)	568,025
11/01/18	10/31/19		13.18	0.41	0.50	0.91	(0.44)	(0.39)	(0.83)	0.00	*	13.26	0.64		0.66	2.95	137	7.22	1,030,248
11/01/17	10/31/18		13.80	0.31	(0.19)	0.12	(0.30)	(0.44)	(0.74)	0.00	*	13.18	0.64		0.68	2.29	75	0.88	1,490,296

Carillon Chartwell Mid Cap Value Fund
01/01/23	06/30/23	`	16.50	(0.01)	0.73	0.72	—	—	—	—		17.22	0.90		1.50	(0.08)	7	4.36	38,554
01/01/22	12/31/22		18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	—		16.50	0.90		1.29	1.15	27	(11.63)	40,877
01/01/21	12/31/21		14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	—		18.88	0.90		1.29	0.68	15	27.30	38,467
11/01/20	12/31/20	^	13.12	0.03	1.94	1.97	(0.17)	—	(0.17)	—		14.92	0.90		1.56	1.25	3	15.00	28,540
11/01/19	10/31/20		15.54	0.19	(2.28)	(2.09)	(0.18)	(0.15)	(0.33)	—		13.12	0.90		1.47	1.40	35	(13.81)	24,752
11/01/18	10/31/19		15.07	0.17	1.34	1.51	(0.11)	(0.93)	(1.04)	—		15.54	1.02	+	1.44	1.09 +	36	11.47	25,704
11/01/17	10/31/18		18.55	0.11	0.03	0.14	(0.14)	(3.48)	(3.62)	—		15.07	1.05	~	1.57	0.77 ~	65	(0.12)	25,322

Carillon Chartwell Small Cap Value Fund
01/01/23	06/30/23	`	17.75	0.04	0.65	0.69	—	—	—	—		18.44	1.05		1.26	0.32	12	3.89	147,158
01/01/22	12/31/22		19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	—		17.75	1.05		1.17	0.54	24	(9.71)	149,898
01/01/21	12/31/21		17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	0.00	*	19.90	1.05		1.15	0.45	20	24.42	182,868
11/01/20	12/31/20	^	14.75	0.04	3.09	3.13	(0.13)	—	(0.13)	—		17.75	1.05		1.21	1.32	2	21.23	177,334
11/01/19	10/31/20		18.67	0.13	(3.37)	(3.24)	(0.14)	(0.54)	(0.68)	0.00	*	14.75	1.05		1.18	0.81	30	(18.16)	148,069
11/01/18	10/31/19		18.79	0.13	1.04	1.17	(0.07)	(1.22)	(1.29)	0.00	*	18.67	1.05		1.07	0.69	30	7.54	172,753
11/01/17	10/31/18		20.07	0.06	(0.45)	(0.39)	(0.05)	(0.84)	(0.89)	0.00	*	18.79	1.05		1.08	0.28	19	(2.18)	228,779

Carillon Chartwell Short Duration High Yield Fund
01/01/23	06/30/23	`	9.15	0.19	0.07	0.26	(0.16)	—	(0.16)	—		9.25	0.49		0.62	4.29	21	2.87	232,168
01/01/22	12/31/22		9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	—		9.15	0.49		0.59	3.09	35	(3.17)	209,672
01/01/21	12/31/21		9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	—		9.75	0.49		0.58	2.78	54	2.40	216,879
11/01/20	12/31/20	^	9.59	0.05	0.20	0.25	(0.05)	—	(0.05)	—		9.79	0.49		0.66	3.13	9	2.63	163,703
11/01/19	10/31/20		9.68	0.33	(0.08)	0.25	(0.34)	—	(0.34)	0.00	*	9.59	0.49		0.61	3.55	63	2.62	161,474
11/01/18	10/31/19		9.48	0.35	0.20	0.55	(0.35)	—	(0.35)	0.00	*	9.68	0.49		0.67	3.62	41	5.89	91,914
11/01/17	10/31/18		9.72	0.29	(0.24)	0.05	(0.29)	—	(0.29)	—		9.48	0.49		0.80	3.15	26	0.55	75,536

Carillon Chartwell Small Cap Growth Fund
01/01/23	06/30/23	`	10.80	(0.01)	1.50	1.49	—	—	—	—		12.29	1.05		2.59	(0.18)	39	13.80	16,715
01/01/22	12/31/22		16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	—		10.80	1.05		1.82	(0.54)	80	(30.83)	16,303
01/01/21	12/31/21		17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	—		16.36	1.05		1.47	(0.88)	61	16.47	28,330
11/01/20	12/31/20	^	15.22	(0.01)	3.24	3.23	—	(1.16)	(1.16)	—		17.29	1.05		1.76	(0.58)	24	21.20	27,436
11/01/19	10/31/20		11.78	(0.09)	3.53	3.44	—	(0.00)*	(0.00)*	0.00	*	15.22	1.05		1.73	(0.56)	104	29.25	22,808
11/01/18	10/31/19		11.55	(0.04)	0.32	0.28	—	(0.05)	(0.05)	0.00	*	11.78	1.05		1.64	(0.39)	104	2.46	20,637
11/01/17	10/31/18		10.69	(0.04)	0.90	0.86	0.00	—	—	—		11.55	1.05		2.15	(0.45)	97	8.07	17,821

Carillon Chartwell Short Duration Bond Fund
01/01/23	06/30/23	`	9.50	0.16	0.01	0.17	(0.13)	—	(0.13)	—		9.54	0.39		2.72	3.48	13	1.84	13,483
01/01/22	12/31/22		9.95	0.13	(0.45)	(0.32)	(0.13)	(0.00)*	(0.13)	—		9.50	0.39		3.12	1.54	69	(3.15)	9,570
09/22/21#	12/31/21		10.00	0.01	(0.05)	(0.04)	(0.01)	(0.00)*	(0.01)	—		9.95	0.39		3.51	0.46	6	0.37	5,948

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

` Unaudited.

^ Fund changed fiscal year to December 31.

* Amount rounds to less than $0.01 per share.

+ Effective September 1, 2019, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund. Prior to September 1 ,2019, the annual operating expense limitation was 1.05%.

~ Effective November 6, 2017, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. Prior to November 6, 2017, the annual operating expense limitation was 1.15%.

# Commencement of operations.

18	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

Note 1  |  Organization  |  Carillon Series Trust (the “Trust” or the Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower”, “Manager”, or “Adviser”). On September 30, 2022, Carillon Tower also began doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Carillon Chartwell Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Short Duration Bond Fund (each a “fund” and collectively the “Funds”) are each a separate series of the Trust.

•	Carillon Chartwell Income Fund (“Income Fund”)—primarily seeks current income and, secondarily, seeks to preserve capital.
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value”)—seeks long-term capital appreciation.
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value”)—seeks long-term capital appreciation.
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield”)—seeks income and long-term capital appreciation.
•	Carillon Chartwell Small Cap Growth Fund (“Small Cap Growth”)—seeks long-term capital appreciation.
•	Carillon Chartwell Short Duration Bond Fund (“Short Duration Bond”)—seeks to maximize current income by investing in high quality short maturity fixed income securities while also preserving capital.

Note 2  |  Significant Accounting Policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each fund’s share is based on the NAV per share. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, portfolio securities for which market quotations are readily available are valued at market value; however, a market quotation price may be adjusted to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). On August 19, 2022, the Board approved, effective September 1, 2022, the Adviser as the Funds’ valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser performs these duties through a Valuation Committee, comprised of employees of Carillon Tower and/or its wholly-owned affiliates (“Valuation Committee”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

There can be no assurance, however, that a fair value price used on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The

19

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology, or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Income Fund
Common Stocks	$67,049,094	$—	$—	$67,049,094
Exchange-Traded Funds	5,721,170	—	—	5,721,170
Preferred Stocks	5,890,857	—	—	5,890,857
Corporate Bonds	—	70,984,171	—	70,984,171
Asset-Backed Securities	—	5,223,656	—	5,223,656
Mortgage-Backed Securities	—	73,099,708	—	73,099,708
U.S. Government & Agency Obligations	—	90,724,958	—	90,724,958
Money Market Funds	25,603,169	—	—	25,603,169
Total Investments	$104,264,290	$240,032,493	$—	$344,296,783

	Level 1	Level 2	Level 3	Total

Mid Cap Value Fund
Common Stocks	$38,089,278	$—	$—	$ 38,089,278
Money Market Funds	456,882	—	—	456,882
Total Investments	$38,546,160	$—	$—	$ 38,546,160

Small Cap Value
Common Stocks	$142,332,692	$—	$—	$142,332,692
Money Market Funds	4,797,104	—	—	4,797,104
Total Investments	$147,129,796	$—	$—	$147,129,796

Short Duration High Yield
Corporate Bonds	$—	$222,929,476	$—	$222,929,476
Money Market Funds	6,290,059	—	—	6,290,059
Total Investments	$6,290,059	$222,929,476	$—	$229,219,535

20

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

	Level 1	Level 2	Level 3	Total

Small Cap Growth Fund
Common Stocks	$16,214,180	$—	$—	$16,214,180
Money Market Funds	438,414	—	—	438,414
Total Investments	$16,652,594	$—	$—	$16,652,594

	Level 1	Level 2	Level 3	Total

Short Duration Bond Fund
Corporate Bonds	$—	$6,962,506	$—	$6,962,506
Asset-Backed Securities	—	227,606	—	227,606
Mortgage-Backed Securities	—	133,173	—	133,173
U.S. Government & Agency Obligations	—	5,626,983	—	5,626,983
Money Market Funds	447,657	—	—	447,657
Total Investments	$447,657	$12,950,268	$—	$13,397,925

At June 30, 2023, the Funds did not hold any Level 3 investments.

Investment Transactions, Investment Income and Expenses  |  Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Federal Income Taxes  |  The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of distributions and the differences in accounting for net investment income and realized capital gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and realized capital gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods (generally, three years) the Funds did not have a liability for any unrecognized tax expenses.

Distributions to Shareholders  |  Mid Cap Value Fund, Small Cap Value Fund, and Small Cap Growth Fund make distributions of net investment income and net realized capital gains, if any, at least annually. Income Fund, Short Duration High Yield Fund and Short Duration Bond Fund make distributions of net investment income monthly and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions made to shareholders from earnings were as follows:

	Income Fund		Mid Cap Value Fund		Small Cap Value Fund
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Distributions paid from:
Ordinary Income	$4,886,621	$12,831,056	$—	$434,046	$—	$—
Net long-term capital gains	—	1,461,031	—	21,677	—	1,794,548

Total distributions paid	$4,886,621	$14,292,087	$—	$455,723	$—	$1,794,548

	Short Duration High Yield Fund		Short Duration Bond Fund
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Distributions paid from ordinary Income	$3,918,484	$6,245,837	$182,658	$98,778

21

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

	Small Cap Growth Fund
	June 30, 2023	December 31, 2022
Distributions paid from net long-term capital gains	$—	$792,440

Accounting Estimates  |  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements and Regulatory Changes  |  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). Management is currently evaluating the potential effect that this ASU amendment will have on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission (The “Commission”) adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors. The Commission’s final rule amendments will require mutual funds and ETFs that are registered on Form N-1A (“open-end funds” or “funds”) to transmit to shareholders concise and visually engaging annual and semi-annual reports that highlight information that is particularly important for retail shareholders to assess and monitor their fund investments on an ongoing basis. The final rule amendments also facilitate funds’ ability to make electronic versions of their shareholder reports more user-friendly and interactive. In addition, open-end funds will be required to tag the information in their shareholder reports using Inline XBRL structured data language. The new rules will require that funds make available online certain information that may be more relevant to investors and financial professionals who desire more in-depth information. This information also must be delivered free of charge upon request and filed on a semi-annual basis on Form N-CSR. This information includes, for example, a fund’s schedule of investments and other financial statement elements. The final rule amendments include requirements that will help ensure that investors can easily reach and navigate the information that appears online. The Commission adopted amendments to exclude open-end funds from the scope of rule 30e-3, which generally permits certain registered investment companies to satisfy shareholder report transmission requirements by making these reports and other materials available online and providing a notice of the reports’ online availability, instead of directly providing the reports to shareholders. The amendments excluding open-end funds from rule 30e-3 are intended to help ensure that all open-end fund investors will experience the benefits of the new tailored shareholder reports. Open-end fund shareholders will directly receive the new tailored annual and semi-annual reports, either in paper or, if the shareholder has so elected, electronically. These updates are effective January 24, 2023 with an 18-month transition period for funds to comply with the new framework. Management is currently evaluating the impact of these updates on the Funds’ annual and semi-annual shareholder reports.

Note 3  |  Investment Advisory and Other Agreements  |  Carillon Tower serves as the investment adviser to the Funds pursuant to an investment advisory agreement. Chartwell Investment Partners, LLC (“Chartwell”) serves as the sub-adviser to the Funds pursuant to a subadvisory agreement.

The Investment Advisory Agreement provides for each Fund to pay Carillon Tower an annualized management fee based on a percentage of a Fund’s average net assets calculated and accrued according to the following schedule. The Subadvisory Agreement provides for Carillon Tower to pay Chartwell a subadvisory fee for each Fund pursuant to the same fee rate schedule.

Fund	Average daily net assets	Rate charged
Income Fund	$0 to $1.75 billon $1.75 billon to $3.5 billon Over $3.5 billon	0.40% 0.38% 0.36%
Mid Cap Value Fund	All Assets	0.65%
Small Cap Value Fund	All Assets	0.80%
Short Duration High Yield Fund	All Assets	0.30%
Small Cap Growth Fund	All Assets	0.75%
Short Duration Bond Fund	All Assets	0.20%

For the period of January 1, 2023 to June 30, 2023, Carillon was paid the following in Adviser fees:

22

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

Carillon Tower Advisory Fee
Income Fund	$723,043
Mid Cap Value Fund	128,566
Small Cap Value Fund	585,434
Short Duration High Yield Fund	334,053
Small Cap Growth Fund	61,994
Short Duration Bond Fund	12,586

Each Fund has entered into an Administration Agreement with Carillon Tower under which each Fund pays Carillon Tower for various administrative services at a rate of 0.10% of the average daily net assets for all Funds. From January 1, 2023 through June 30, 2023, each Fund paid Carillon Tower administration fees in the amounts set forth in the table below.

Carillon Tower Administration Fee
Income Fund	$180,759
Mid Cap Value Fund	19,779
Small Cap Value Fund	73,188
Short Duration High Yield Fund	111,350
Small Cap Growth Fund	8,256
Short Duration Bond Fund	6,293

Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses of the Funds to the extent that a Fund’s annual operating expenses for its fiscal year exceed the limitations (“Expense Limitations”). These Expense Limitations will be in effect through July 1, 2024. For purposes of this Agreement, annual operating expenses shall not include interest, taxes, brokerage commissions, cost relating to investments in other investment companies, dividends and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses. In addition, annual operating expenses shall include offset expense arrangements with the custodian for each Series.

For the period of January 1, 2023 to June 30, 2023, Carillon Tower waived the following fees:

Total
Income Fund	$190,193
Mid Cap Value Fund	118,066
Small Cap Value Fund	154,750
Short Duration High Yield Fund	142,928
Small Cap Growth Fund	127,134
Short Duration Bond Fund	146,588

Fees waived and/or expenses reimbursed by Carillon Tower may be recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from Chartwell for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to Chartwell any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by Fund and the dates that these amounts will expire:

	Income Fund	Mid Cap Value Fund	Small Cap Value Fund	Short Duration High Yield Fund	Small Cap Growth Fund	Short Duration Bond Fund
December 31, 2024	$118,908	$87,873	$110,804	$127,119	$90,168	$100,385
June 30, 2025	190,193	118,066	154,750	142,928	127,134	146,588

Total	$309,101	$205,939	$265,554	$270,047	$217,302	$246,973

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

23

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

The Funds compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder accounts held through such intermediaries. During the six months ended June 30, 2023, Income Fund, Mid Cap Value Fund, Small Cap Value Fund, Short Duration High Yield Fund, Small Cap Growth Fund, and Short Duration Bond Fund paid $120,504, $9,411, $58,244, $38,962, $5,882, and $5,044, respectively, to financial intermediaries for such services. These amounts are included in transfer agent fees on the Statements of Operations.

Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, serves as the distributor of the Funds. Prior to July 1, 2022, Foreside Fund Services, LLC (“Foreside”) served as the Funds’ distributor.

Each Fund has adopted a Distribution and Service Plan (“Plan”) for the Funds pursuant to Rule 12b-1 under the 1940 Act. The distribution plan allows for a Fund to pay distribution and service fees for the sale of shares and for services provided to shareholders. To date, the Board has not authorized the payment of fees pursuant to the Plan. Therefore, the Funds currently do not have any direct distribution expenses as of June 30, 2023.

Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to the Funds, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds.

Certain officers of the Carillon Family of Funds may be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.

Note 4  |  Federal Income Taxes  |  At June 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Income Fund	Mid Cap Value Fund	Small Cap Value Fund
Cost of investments	$370,734,791	$32,945,915	$119,832,643

Gross unrealized appreciation	$7,816,588	$7,281,341	$33,266,773
Gross unrealized depreciation	(34,254,596)	(1,681,096)	(5,969,620)

Net unrealized appreciation (depreciation) on investments	$(26,438,008)	$5,600,245	$27,297,153

	Short Duration High Yield Fund	Small Cap Growth Fund	Short Duration Bond Fund
Cost of investments	$236,736,487	$13,240,689	$13,675,832

Gross unrealized appreciation	$135,741	$3,895,519	$6,294
Gross unrealized depreciation	(7,652,693)	(483,614)	(284,201)

Net unrealized appreciation (depreciation) on investments	$(7,516,952)	$3,411,905	$(277,907)

The difference between the cost of investments for financial statement and federal income tax purposes for Income Fund, Mid Cap Value Fund, Small Cap Value Fund, Short Duration High Yield Fund, Small Cap Growth Fund, and Short Duration Bond Fund is due to certain timing differences in recognizing capital gains and losses in security transactions under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis on passive foreign investment companies.

As of December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Income Fund	Mid Cap Value Fund	Small Cap Value Fund
Net unrealized appreciation (depreciation) on investments	$(38,626,364)	$4,110,497	$24,121,602
Undistributed ordinary income (deficit)	—	21,659	880,474
Undistributed long-term capital gains	—	138,725	—
Capital loss carryforwards	—	—	(747,636)
Post October capital loss deferral	(1,937,285)	—	—

Total distributable earnings (loss)	$(40,563,649)	$4,270,881	$24,254,440

	Short Duration High Yield Fund	Small Cap Growth Fund	Short Duration Bond Fund
Net unrealized appreciation (depreciation) on investments	$(10,060,551)	$1,700,982	$(282,794)
Undistributed ordinary income (deficit)	—	—	1,637
Undistributed long-term capital gains	—	—	—
Capital loss carryforwards	(1,323,128)	(1,939,952)	(11,365)

Total distributable earnings (loss)	$(11,383,679)	$(238,970)	$(292,522)

24

Notes to Financial Statements

(UNAUDITED)    |    06.30.2023

During the year ended December 31, 2022, Income Fund utilized $6,536,398 of capital loss carryforwards to offset current year capital gains.

As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Small Cap Value Fund	Short Duration High Yield Fund	Small Cap Growth Fund	Short Duration Bond Fund
Short-term capital loss carryforwards	$203,412	$160,311	$1,939,952	$10,852
Long-term capital loss carryforwards	544,224	1,162,817	—	513

Total	$747,636	$1,323,128	$1,939,952	$11,365

These capital loss carryforwards, which do not expire, are available to offset realized capital gains in future years, thereby reducing future taxable gain distributions.

Qualified late year capital losses incurred after October 31, 2022 and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2022, Income Fund deferred $1,937,285 of late year capital losses to January 1, 2023 for federal income tax purposes.

For the year ended December 31, 2022, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

	Income Fund	Mid Cap Value Fund	Small Cap Value Fund	Short Duration High Yield Fund	Small Cap Growth Fund	Short Duration Bond Fund
Paid in Capital	$(10,117)	$—	$—	$(26,639)	$(113,992)	$—
Total distributable earnings (loss)	10,117	—	—	26,639	113,992	—

Such reclassifications have no effect on each Fund’s total net assets or its NAV per share.

Note 5  |  Investment Transactions  |  During the six months ended June 30, 2023, purchases and sales of investments, excluding short-term investments and U.S. government securities, were as follows:

	Purchases	Sales
Income Fund	$99,635,035	$157,724,478
Mid Cap Value Fund	2,734,020	5,777,315
Small Cap Value Fund	17,034,801	28,467,733
Short Duration High Yield Fund	58,144,679	44,804,068
Small Cap Growth Fund	6,245,374	8,072,418
Short Duration Bond Fund	5,306,091	1,506,243

Note 6  |  Indemnifications   |  In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7  |  Events Subsequent to the Fiscal Period End  |  The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during the fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Other service providers: During the six months ended June 30, 2023, Ultimus Fund Solutions, LLC (“Ultimus”) provided administration, fund accounting and transfer agency services to the Funds. On August 7, 2023 the Funds completed a service provider conversion transitioning services from Ultimus to U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp.

25

Understanding Your Ongoing Costs

(UNAUDITED)    |    06.30.2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual expenses  |  The information in the row titled “Based on Actual Fund Return” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your Fund, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes  |  The information in the row titled “Based on Hypothetical 5% Return (before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Net Expense Ratio (a)	Expenses Paid During Period (b)

Income Fund
Based on Actual Fund Return	$1,000.00	$1,039.00	0.64%	$3.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.62	0.64%	$3.21

Mid Cap Value Fund
Based on Actual Fund Return	$1,000.00	$1,043.60	0.90%	$4.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$1,038.90	1.05%	$5.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26

Short Duration High Yield Fund
Based on Actual Fund Return	$1,000.00	$1,028.70	0.49%	$2.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

Small Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$1,138.00	1.05%	$5.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26

Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$1,018.40	0.39%	$1.95
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.86	0.39%	$1.96

(a) Annualized, based on the Fund’s most recent one-half year expenses.

(b) Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

26

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The principal risks of investing in each fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in a fund, regardless of the order in which it appears.

Risk	Carillon Chartwell Income Fund	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Short Duration Bond Fund	Carillon Chartwell Short Duration High Yield Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Callable Securities	X
Credit	X		X	X
Emerging markets			X
Equity securities	X	X			X	X
Foreign securities		X	X	X	X	X
Growth stocks					X
High-yield securities	X		X	X
Interest rate	X		X	X
Large-cap companies	X
Liquidity	X		X	X
Management and strategy	X	X	X	X	X	X
Market	X	X	X	X	X	X
Master Limited Partnerships	X
Mid-Cap companies	X	X
Mortgage-and asset-backed securities	X		X
Municipal securities	X
Other investment companies, including ETFs and money market funds	X	X	X	X	X	X
Restricted securities	X
Sector					X	X
Small-cap companies	X				X	X
U.S. government securities and government sponsored enterprises	X		X
U.S. Treasury obligations	X
Value stocks	X	X				X

Callable Securities  |  A fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, a fund would lose the income that would have been earned to maturity on that security, the proceeds received by a fund may be invested in securities paying lower coupon rates or other less favorable characteristics, and a fund may not benefit from any increase in value that might otherwise result from declining interest rates. Thus, a fund‘s income could be reduced as a result of a call and this may reduce the amount of a fund’s distributions. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a fund‘s total return.

Credit  |  A fund could lose money if the issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. The downgrade of the credit rating of a security held by a fund may decrease its value and may make it more difficult for the fund to sell it. Credit risk may change over the life of an

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Principal Risks

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instrument. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Currencies  |  A fund may have exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, a fund’s exposure to foreign currencies may reduce the returns of a fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect a fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency futures and forwards, if used, may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a fund may choose to not hedge its currency risks.

Emerging markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to those associated with investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, uniform accounting, auditing, financial reporting, and recordkeeping requirements or standards; less reliable clearance and settlement, registration and custodial procedures; trading suspensions and other restrictions on investment; and significant limitations on investor rights and recourse. The economies and governments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and significantly greater risk to investors. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/ or impose burdensome taxes that could adversely affect security prices. There may be less publicly available or less reliable information regarding issuers in emerging markets, which can impede a fund’s ability to accurately evaluate foreign securities. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, through either the foreign judicial system or through a private arbitration process. Additionally, a fund may experience more volatile rates of return. These matters have the potential to impact a fund’s investment objective and performance.

Equity securities  |  A fund’s equity securities investments are subject to market risk. A fund may invest in the following equity securities, which may expose a fund to the following additional risks:

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt, and preferred stock. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. In the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay common stockholders after payments, if any, to bondholders and preferred stockholders have been made.

•	Preferred Stocks. Preferred securities, including convertible preferred securities, are subject to issuer-specific and market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bondholders. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are

28

Principal Risks

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“junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low-priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Securities that pay dividends may be sensitive to changes in interest rates, and a sharp increase in interest rates, or other market downturn, could result in a decision to decrease or eliminate a dividend. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

•	REITS. REITS or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks, declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, defaults by mortgagors or other borrowers and tenants, lack of availability of mortgage funds or financing, extended vacancies of properties, especially during economic downturns, losses due to environmental liabilities, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Additionally, REITs are dependent on the skills of their managers. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses. A domestic REIT could fail to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the 1940 Act.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less government regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, there may be less public information available about foreign companies. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign issuers may utilize unfamiliar corporate organizational structures, which can limit investor rights and recourse. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The price of a growth company’s stock may fail or not approach the value that has been placed on it. If a growth investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style.

High Yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, issuers of junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties, leading to a greater risk that the issuer will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower rated securities also have a greater risk of default or bankruptcy, especially when the economy is weak or expected to become weak. If an issuer defaults, a fund may incur additional expenses to seek recovery. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a fund may lose its entire investment. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. The higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Investments in high-yield securities are inherently speculative. High yield securities carry greater levels of call risk, credit risk and liquidity risk.

Inflation  |  Inflation is a decline in the purchasing power of money over time and there is a risk that inflation will undermine the performance of an investment.

Interest rate  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of the Fund’s fixed income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. Very low or

29

Principal Risks

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negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Certain European countries and Japan have experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Conversely, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Large-cap companies  |  Investments in large-cap companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large-cap companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large-cap companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Liquidity  |  Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. At times, a fund’s securities may have limited marketability, be subject to restrictions on resale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a debt security, any of which could have the effect of decreasing the overall level of the fund’s liquidity. The market prices for such securities may be volatile. An inability to sell a portfolio position can adversely affect a fund’s NAV or prevent a fund from being able to take advantage of other investment opportunities. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a fund. A fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a fund. Market developments may cause a fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker- dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Management and Strategy  |  The value of your investment depends on the judgment of the sub-adviser about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, or region, which may prove to be incorrect. Investment strategies employed by the sub-adviser in selecting investments for a Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market  |  Markets may at times be volatile and the values of a fund’s stock and fixed income holdings, as well as the income generated by a fund’s fixed income holdings, may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic, or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability, and interest, inflation, and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments, or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in market size and structure. Changes in the financial condition of a single issuer, industry, or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, could be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a fund’s investments. Political and diplomatic events within the United States and abroad, such as changes in the U.S. presidential administration and Congress and domestic political unrest, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by government or quasi-governmental organizations. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, the execution of ransomware, and other cyberattacks, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods

30

Principal Risks

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of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events  |  includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, or the timing, frequency, or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the US and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility or reduce liquidity across various markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen as of the date of this Annual Report. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on the performance and liquidity of global markets and could negatively affect the value of a Fund’s investment. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted. The recent strength of the U.S. dollar could decrease foreign demand for U.S. assets, which may negatively impact certain issuers and/or industries.

The impact of the COVID-19 pandemic has negatively affected and could continue to affect the economies of many nations, individual companies, and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen as of the date of this Annual Report. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation, and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Master Limited Partnerships  |  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Investments held by MLPs may be relatively illiquid, limiting the MLP’s ability to change their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, they may be difficult to value, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of units in MLPs have more limited rights to vote on matters affecting the partnership and may be required to sell their common units at an undesirable time or price. A Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts a Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects. A Fund’s investments in MLPs will be limited to no more than 25% of its assets in order for a Fund to meet the requirements necessary to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis on its MLP interest. These reductions in a Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by a Fund on a subsequent sale of the securities. MLPs holding credit- related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies may have narrower commercial markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage and asset-backed security risk arises in part from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagor’s failure to repay would have a negative impact on the fund. If a borrower repays the principal early, a fund may have to reinvest the proceeds at a lower rate, thereby reducing a fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

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Principal Risks

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Municipal Securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. In addition, a Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due. Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

New fund  |  The current performance and expenses of a new fund may not represent how such fund is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in a new fund. The shareholder fees and annual fund operating expenses of a new fund may also be higher than those of a fund that has fully implemented its investment strategies and attracted sufficient assets to achieve investment and trading efficiencies. New funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and they achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new fund’s investment strategies may require a longer period of time to show returns that are representative of the strategies.

Other investment companies, including Money Market Funds and ETFs Risk  |  Investments in the securities of other investment companies, including money market funds and exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Restricted Securities  |  Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-adviser considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Sector  |  A fund may hold a significant amount of investments in companies that are in similar businesses, which may be similarly affected by particular economic or market events that may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase. In addition, when a fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if a fund invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As a fund’s portfolio changes over time, a fund’s exposure to a particular sector may become higher or lower.

Financials sector  |  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services, and product liability claims, among other factors. Many health care companies are (1) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (2) subject to extensive litigation based on product liability and similar claims, and (3) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers having their principal activities in the biotechnology industry or in medical laboratories and research, which pose additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be

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Principal Risks

(UNAUDITED)

significantly affected if one of its products proves unsafe, ineffective, or unprofitable. Many biotechnology companies invest heavily in research and development, and their products or services may not prove commercially successful or may become obsolete quickly due to technological change. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits, and consequential high insurance costs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information. Any impairment of such rights may have adverse financial consequences. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. A biotechnology company may be unable to raise prices on its products or services to cover its development and regulatory costs because of managed care pressure or price controls. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, can be more volatile than the overall market.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock, and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government- sponsored enterprise bonds are also subject to interest rate risk, credit risk, and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury obligations  |  Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities. The total public debt of the U.S. as a percent of GDP has grown rapidly since the beginning of the recent financial and market volatility as a result of the coronavirus pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they have the potential to create systemic risks if sound debt management practices are not implemented.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market or that their prices may decline. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors. If a value investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a non-value approach to investing or have a broader investment style.

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Go Paperless with eDelivery eDelivery is the most convenient, economical and environmentally-conscious way to receive information about your fund. To enroll, please visit rjinvestmentmanagement.com/eDelivery Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Call 800-421-4184 or your financial professional, or visit www.rjinvestmentmanagement.com, for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money. This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a Fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each Fund’s fiscal year end on Form N-PORT. These filings are available on the Commissions’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each Fund’s proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at rjinvestmentmanagement.com or by accessing the Commission’s website at www.sec.gov. 880 Carillon Parkway | St. Petersburg, FL 33716 | 800-421-4184 | rjinvestmentmanagement.com Carillon Fund Distributors, Inc., Member FINRA

Item 1. Reports to Shareholders (Continued)

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)

The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) On February  17, 2023, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of Cohen and Co. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023. The Board made the appointment contingent and effective upon Cohen’s acquisition of BBD LLP (“BBD”), which closed on March 6, 2023, and BBD’s subsequent resignation. On March 13, 2023, BBD resigned as the independent registered public accounting firm of Carillon Chartwell Income Fund, Carillon Chartwell Mid-Cap Value Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Short Duration Bond Fund (the “Funds”), each a series of Carillon Series Trust, and Cohen commenced serving as the independent registered public accounting firm of the Funds. The Audit Committee of the Board approved the replacement of BBD as a result of Cohen’s acquisition of BBD’s investment management group.

The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2021, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Funds’ fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Funds have received a letter from BBD addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an Exhibit to this Form N-CSR.

During the Funds’ fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 13, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: August 24, 2023
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: August 24, 2023	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: August 24, 2023	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer